UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09121

JNL Variable Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2015 – June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

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Tape Here	VADV6413 06/15

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2015

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, PerspectiveSM L Series, Perspective Rewards®, Elite Access®, Elite Access Brokerage Edition®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor®  VUL, Jackson AdvisorSM VUL, Defined Strategies®, Fifth Third Perspective, Retirement Latitudes®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Perspective Rewards (New York), Elite Access (New York), Elite Access Brokerage Edition (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), and Perspective Investor VUL (New York). Not all the portfolios are available in all of the products.  Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

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JNL Series Trust and JNL Variable Fund LLC (Unaudited)

June 30, 2015

President’s Letter

Dear Investor,

Enclosed is the semi-annual report for the JNL Series Trust and JNL Variable Fund LLC for the six months ended June 30, 2015.

From an economic perspective, U.S. data showed some headwinds, despite longer-term trends remaining positive. According to the Bureau of Economic Analysis’ final estimate, first quarter 2015 gross domestic product (“GDP”) contracted at an annual rate of -0.2%, below consensus expectations.  By comparison, real GDP increased 2.2% in the fourth quarter of 2014.  First quarter U.S. GDP was affected by harsh winter weather, a strong domestic currency (which impacted exports and manufacturing), as well as a port dispute on the west coast, which disrupted supply chains across the U.S.  Meanwhile, the U.S. unemployment rate continued its downward trend, falling to 5.3% in June.  At the March 2015 meeting, the U.S. Federal Reserve (“Fed”) Chair Janet Yellen lowered estimates for GDP growth and the Fed funds rate over the near term, while paving the way for a rate hike in 2015.

Simultaneously, the European Central Bank (“ECB”) committed to asset purchases totaling 60 billion Euros per month, effective March 2015. This favorable monetary policy support buoyed European equities, as did a generally weakening Euro.  Towards the end of June, Europe came under pressure as the Greek debt situation worsened, nearly culminating in a Greek exit from the Eurozone and resulting in a global market sell-off.  Concerns have also appeared in China as signs of an economic slowdown persist. As the Chinese government aims to shift the investment-driven economy to consumption-driven growth, it has been implementing stimulus measures to accelerate growth and prevent a stock market crash. In Japan, equities have significantly outperformed other developed markets in 2015; investors continue to focus in on wage and consumption growth as challenges remain.

Against this economic backdrop, U.S. equities, as measured by the Russell 3000 Index, gained 1.94% for the year-to-date period ended June 30, 2015.  Within the U.S. equity market, there was significant dispersion of returns between various investment styles and sectors, ranging from utilities -10.67% to health care 9.56%.  The market’s advance was particularly led by growth equities, which returned 4.33% and outperformed value equities, which returned -0.51%.  Developed international markets have continued their momentum amid ECB’s new stimulus program.  In U.S. Dollar terms, the Morgan Stanley Capital International (“MSCI”) EAFE Index returned 5.52% over the six month period ended June 30, 2015, while the MSCI Emerging Markets Index returned 2.95%.  Though the strong U.S. Dollar affected international equity returns, emerging market equities were spurred by increased demand for riskier assets, as well as ongoing Chinese stimulus measures.

Fixed income markets encountered significant volatility in the first half of the year, as Treasury yields collapsed to near-record lows in January before moving sharply higher to near-term highs.  Much of the increase in yields was attributed to sharply rising German Bund yields, which led to a sell-off in U.S. Treasuries.  As a result of rising interest rates, bond returns were slightly negative as the Barclays U.S. Aggregate Bond Index returned -0.10% during the six month period.  The main bright spot in the fixed income space was bank loans, as measured by the S&P/LSTA Leverage Loan Index, which returned 2.83% over the six month period.  High yield bonds, as measured by the Barclays U.S. High Yield Issuer Capped Bond Index, which returned 2.53%, also outperformed during the six month period after a sell-off in late 2014.  However, investment grade corporate bonds, as measured by the Barclays U.S. Credit Index, which returned -0.78%, significantly underperformed as they were negatively impacted by higher supply and longer duration.

Liquid alternative investments, as measured by the Credit Suisse Hedge Fund Index, were roughly flat, returning -0.02% during the six month period.  Among the best performing alternative strategies were event driven and multi-strategy.  Among the worst performing alternative strategies were hedged equity, commodities and global macro.

Looking ahead to the remainder of 2015, we expect to see continued divergent paths in economic growth, interest rates, and monetary policy across the globe as U.S. monetary policy continues to normalize.  We also expect dispersion in emerging markets due to differences in economic reforms and challenging conditions for countries more tied to commodity prices that remain under pressure.

These divergent trends in the macro environment could lead to elevated volatility during the remainder of 2015.  While that can cause gyrations in returns over the short term, it could also present opportunities for active managers to take advantage of valuation anomalies.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud
President and Chief Executive Officer
JNL Series Trust
JNL Variable Fund LLC

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

JNL/Mellon Capital DowSM 10 Fund

	Shares	Value
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 10.3%
McDonald’s Corp.	607	$57,712
CONSUMER STAPLES - 9.3%
Coca-Cola Co.	1,329	52,122
ENERGY - 18.2%
Chevron Corp.	518	49,974
Exxon Mobil Corp.	620	51,591
		101,565
HEALTH CARE - 20.6%
Merck & Co. Inc.	965	54,917
Pfizer Inc.	1,797	60,247
		115,164
INDUSTRIALS - 20.6%
Caterpillar Inc.	643	54,566
General Electric Co.	2,276	60,472
		115,038
TELECOMMUNICATION SERVICES - 20.7%
AT&T Inc.	1,669	59,276
Verizon Communications Inc.	1,202	56,036
		115,312
Total Common Stocks (cost $511,662)		556,913
SHORT TERM INVESTMENTS - 0.2%
Investment Company - 0.2%
JNL Money Market Fund, 0.01% (a) (b)	1,023	1,023
Total Short Term Investments (cost $1,023)		1,023
Total Investments - 99.9% (cost $512,685)		557,936
Other Assets and Liabilities, Net - 0.1%		838
Total Net Assets - 100.0%		$558,774

Portfolio Composition:	Percentage of Total Investments
Telecommunication Services	20.7%
Health Care	20.6
Industrials	20.6
Energy	18.2
Consumer Discretionary	10.4
Consumer Staples	9.3
Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon Capital Global 15 Fund

COMMON STOCKS - 98.3%
CONSUMER STAPLES - 13.3%
Coca-Cola Co.	655	$25,697
Tesco Plc	9,974	33,231
		58,928
ENERGY - 19.6%
BP Plc	4,648	30,847
China Petroleum & Chemical Corp.	33,782	28,987
PetroChina Co. Ltd.	24,582	27,377
		87,211
FINANCIALS - 20.4%
Bank of China Ltd. - Class H	48,089	31,209
China Construction Bank Corp. - Class H	32,952	30,057
Industrial & Commercial Bank of China Ltd. - Class H	37,244	29,554
		90,820
HEALTH CARE - 12.9%
GlaxoSmithKline Plc	1,323	27,499
Pfizer Inc.	886	29,703
		57,202
INDUSTRIALS - 6.7%
General Electric Co.	1,122	29,814
TELECOMMUNICATION SERVICES - 19.6%
AT&T Inc.	823	29,224
Verizon Communications Inc.	593	27,627
Vodafone Group Plc	8,368	30,526
		87,377
UTILITIES - 5.8%
National Grid Plc	1,998	25,717
Total Common Stocks (cost $413,810)		437,069
Total Investments - 98.3% (cost $413,810)		437,069
Other Assets and Liabilities, Net - 1.7%		7,480
Total Net Assets - 100.0%		$444,549

Portfolio Composition:	Percentage of Total Investments
Financials	20.8%
Telecommunication Services	20.0
Energy	19.9
Consumer Staples	13.5
Health Care	13.1
Industrials	6.8
Utilities	5.9
Total Investments	100.0%

JNL/Mellon Capital Nasdaq® 25 Fund

COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 11.9%
Bed Bath & Beyond Inc. (c)	211	$14,564
Dollar Tree Inc. (c)	233	18,378
Liberty Interactive Corp. QVC Group (c)	681	18,906
Marriott International Inc. - Class A	319	23,729
O’Reilly Automotive Inc. (c)	114	25,800
Ross Stores Inc.	470	22,846
		124,223
CONSUMER STAPLES - 6.1%
Costco Wholesale Corp.	351	47,416
Whole Foods Market Inc.	408	16,105
		63,521
HEALTH CARE - 27.1%
Amgen Inc.	630	96,758
Catamaran Corp. (c)	237	14,450
Express Scripts Holding Co. (c)	572	50,875
Gilead Sciences Inc.	1,029	120,445
		282,528
INFORMATION TECHNOLOGY - 54.1%
Apple Inc.	937	117,506
Automatic Data Processing Inc.	531	42,642
eBay Inc. (c)	851	51,291
Electronic Arts Inc. (c)	341	22,682

See accompanying Notes to Financial Statements.

	Shares	Value
Fiserv Inc. (c)	268	22,168
Intel Corp.	2,771	84,265
Intuit Inc.	314	31,670
Lam Research Corp.	179	14,567
Microsoft Corp.	2,149	94,894
NXP Semiconductors NV (c)	254	24,903
Paychex Inc.	398	18,653
Seagate Technology	359	17,032
Western Digital Corp.	261	20,497
		562,770
Total Common Stocks (cost $957,451)		1,033,042
SHORT TERM INVESTMENTS - 0.4%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	4,147	4,147
Total Short Term Investments (cost $4,147)		4,147
Total Investments - 99.6% (cost $961,598)		1,037,189
Other Assets and Liabilities, Net - 0.4%		4,396
Total Net Assets - 100.0%		$1,041,585

Portfolio Composition:	Percentage of Total Investments
Information Technology	54.3%
Health Care	27.2
Consumer Discretionary	12.0
Consumer Staples	6.1
Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon Capital S&P® 24 Fund

COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 13.1%
Bed Bath & Beyond Inc. (c)	421	$29,057
DIRECTV (c)	373	34,646
Home Depot Inc.	316	35,083
		98,786
CONSUMER STAPLES - 12.8%
Brown-Forman Corp.	364	36,445
Dr. Pepper Snapple Group Inc.	447	32,573
Hershey Co.	310	27,557
		96,575
ENERGY - 11.7%
Chevron Corp.	295	28,423
Exxon Mobil Corp.	353	29,388
Hess Corp.	452	30,230
		88,041
FINANCIALS - 12.8%
Allstate Corp.	463	30,057
Moody’s Corp.	339	36,583
Travelers Cos. Inc.	307	29,651
		96,291
HEALTH CARE - 12.9%
Edwards Lifesciences Corp. (c)	249	35,506
Intuitive Surgical Inc. (c)	62	29,997
Varian Medical Systems Inc. (c)	371	31,325
		96,828
INDUSTRIALS - 11.3%
3M Co.	199	30,644
CH Robinson Worldwide Inc.	452	28,175
Union Pacific Corp.	278	26,530
		85,349
INFORMATION TECHNOLOGY - 12.3%
Apple Inc.	300	37,666
F5 Networks Inc. (c)	245	29,537
Yahoo! Inc. (c)	652	25,603
		92,806
MATERIALS - 13.2%
CF Industries Holdings Inc.	577	37,102
Monsanto Co.	271	28,936
Sherwin-Williams Co.	122	33,598
		99,636
Total Common Stocks (cost $785,682)		754,312
Total Investments - 100.1% (cost $785,682)		754,312
Other Assets and Liabilities, Net - (0.1%)		(892)
Total Net Assets - 100.0%		$753,420

Portfolio Composition:	Percentage of Total Investments
Materials	13.2%
Consumer Discretionary	13.1
Health Care	12.8
Consumer Staples	12.8
Financials	12.8
Information Technology	12.3
Energy	11.7
Industrials	11.3
Total Investments	100.0%

JNL/Mellon Capital S&P® SMid 60 Fund

COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 11.5%
Ascena Retail Group Inc. (c)	700	$11,664
Guess? Inc.	407	7,810
Regis Corp. (c)	258	4,063
Ruby Tuesday Inc. (c)	598	3,748
Scholastic Corp.	120	5,289
Stage Stores Inc.	204	3,579
Time Inc.	353	8,129
		44,282
ENERGY - 3.3%
Helix Energy Solutions Group Inc. (c)	408	5,150
Rowan Cos. Plc - Class A	355	7,486
		12,636
FINANCIALS - 44.3%
American Equity Investment Life Holding Co.	147	3,970
American Financial Group Inc.	141	9,193
Aspen Insurance Holdings Ltd.	196	9,369
Banner Corp.	100	4,781
Capstead Mortgage Corp.	336	3,734
Cash America International Inc.	197	5,150
Everest Re Group Ltd.	50	9,110
EZCorp Inc. (c)	361	2,685
First Bancorp Inc. (c)	742	3,579
First Horizon National Corp.	643	10,068
First Niagara Financial Group Inc.	1,043	9,843
FNB Corp.	331	4,734
Hanover Insurance Group Inc.	121	8,987
Horace Mann Educators Corp.	127	4,637

See accompanying Notes to Financial Statements.

	Shares	Value
MB Financial Inc.	136	4,685
OFG Bancorp	260	2,771
Old National Bancorp	294	4,258
Piper Jaffray Cos. (c)	74	3,217
Reinsurance Group of America Inc.	98	9,311
RenaissanceRe Holdings Ltd.	88	8,939
Selective Insurance Group Inc.	159	4,466
Susquehanna Bancshares Inc.	321	4,536
Synovus Financial Corp.	321	9,898
TCF Financial Corp.	550	9,136
Webster Financial Corp.	267	10,555
WR Berkley Corp.	167	8,694
		170,306
HEALTH CARE - 6.7%
Community Health Systems Inc. (c)	161	10,152
Lifepoint Health Inc. (c)	120	10,411
Magellan Health Services Inc. (c)	72	5,077
		25,640
INDUSTRIALS - 8.1%
Atlas Air Worldwide Holdings Inc. (c)	90	4,951
Briggs & Stratton Corp.	214	4,127
Navigant Consulting Inc. (c)	287	4,262
SkyWest Inc.	330	4,957
Triumph Group Inc.	127	8,409
Viad Corp.	156	4,230
		30,936
INFORMATION TECHNOLOGY - 10.5%
CACI International Inc. - Class A (c)	50	4,018
Convergys Corp.	422	10,765
Fairchild Semiconductor International Inc. (c)	511	8,874
Sanmina Corp. (c)	183	3,682
TTM Technologies Inc. (c)	576	5,759
Vishay Intertechnology Inc.	609	7,108
		40,206
MATERIALS - 2.3%
Domtar Corp.	215	8,908
TELECOMMUNICATION SERVICES - 2.7%
Telephone & Data Systems Inc.	351	10,317
UTILITIES - 10.6%
Allete Inc.	77	3,574
Avista Corp.	120	3,673
El Paso Electric Co.	107	3,703
Great Plains Energy Inc.	297	7,182
ONE Gas Inc.	202	8,611
PNM Resources Inc.	284	6,982
Westar Energy Inc.	206	7,044
		40,769
Total Common Stocks (cost $356,725)		384,000
Total Investments - 100.0% (cost $356,725)		384,000
Other Assets and Liabilities, Net - 0.0%		13
Total Net Assets - 100.0%		$384,013

Portfolio Composition:	Percentage of Total Investments
Financials	44.3%
Consumer Discretionary	11.5
Utilities	10.6
Information Technology	10.5
Industrials	8.1
Health Care	6.7
Energy	3.3
Telecommunication Services	2.7
Materials	2.3
Total Investments	100.0%

JNL/Mellon Capital 25 Fund

COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 14.1%
Cablevision Systems Corp. - Class A	1,655	$39,632
Cinemark Holdings Inc.	936	37,609
Leggett & Platt Inc.	770	37,480
		114,721
CONSUMER STAPLES - 28.5%
Campbell Soup Co.	742	35,342
Clorox Co.	308	32,089
ConAgra Foods Inc.	907	39,661
General Mills Inc.	616	34,337
Kellogg Co.	499	31,270
Kimberly-Clark Corp.	279	29,558
Sysco Corp.	812	29,318
		231,575
ENERGY - 18.6%
Marathon Oil Corp.	1,175	31,190
Murphy Oil Corp.	670	27,867
National Oilwell Varco Inc.	513	24,789
Phillips 66	472	38,063
Targa Resources Corp.	324	28,901
		150,810
HEALTH CARE - 8.6%
Baxter International Inc.	449	31,431
Eli Lilly & Co.	463	38,623
		70,054
INDUSTRIALS - 11.3%
Eaton Corp. Plc	493	33,306
Emerson Electric Co.	530	29,351
Waste Management Inc.	626	28,992
		91,649
INFORMATION TECHNOLOGY - 3.8%
Leidos Holdings Inc.	755	30,470
MATERIALS - 15.1%
International Paper Co.	612	29,103
Nucor Corp.	680	29,961
Scotts Miracle-Gro Co.	534	31,616
Sonoco Products Co.	750	32,144
		122,824
Total Common Stocks (cost $810,245)		812,103
Total Investments - 100.0% (cost $810,245)		812,103
Other Assets and Liabilities, Net - 0.0%		337
Total Net Assets - 100.0%		$812,440

Portfolio Composition:	Percentage of Total Investments
Consumer Staples	28.5%
Energy	18.6
Materials	15.1
Consumer Discretionary	14.1
Industrials	11.3
Health Care	8.6
Information Technology	3.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Mellon Capital JNL 5 Fund*

	Shares	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 13.2%
Cablevision Systems Corp. - Class A	1,482	$35,469
Cinemark Holdings Inc.	836	33,595
L Brands Inc.	847	72,597
Leggett & Platt Inc.	689	33,531
Marriott International Inc. - Class A	949	70,608
McDonald’s Corp.	779	74,072
Other Securities		159,763
		479,635
CONSUMER STAPLES - 13.6%
Campbell Soup Co.	662	31,567
Clorox Co.	276	28,735
Coca-Cola Co.	2,837	111,292
ConAgra Foods Inc.	809	35,354
General Mills Inc.	550	30,668
Kellogg Co.	447	28,000
Kimberly-Clark Corp.	249	26,408
Kroger Co.	1,137	82,432
Sysco Corp.	729	26,310
Tesco Plc	17,269	57,536
Other Securities		38,446
		496,748
ENERGY - 11.8%
BP Plc	8,064	53,516
Chevron Corp.	663	63,993
China Petroleum & Chemical Corp.	58,392	50,104
Exxon Mobil Corp.	795	66,139
Marathon Oil Corp.	1,052	27,926
PetroChina Co. Ltd.	42,488	47,319
Phillips 66	423	34,053
Other Securities		85,111
		428,161
FINANCIALS - 8.6%
Bank of China Ltd. - Class H	83,658	54,292
China Construction Bank Corp. - Class H	56,841	51,848
Industrial & Commercial Bank of China Ltd. - Class H	64,036	50,814
Other Securities		157,841
		314,795
HEALTH CARE - 11.9%
Baxter International Inc.	402	28,132
Eli Lilly & Co.	414	34,554
GlaxoSmithKline Plc	2,294	47,701
Merck & Co. Inc.	1,235	70,331
Pfizer Inc.	3,837	128,651
Other Securities		123,038
		432,407
INDUSTRIALS - 14.8%
Caterpillar Inc.	824	69,880
Delta Air Lines Inc.	1,484	60,971
Eaton Corp. Plc	441	29,747
Emerson Electric Co.	473	26,223
General Dynamics Corp.	530	75,110
General Electric Co.	4,860	129,133
Southwest Airlines Co.	1,725	57,090
Other Securities		89,066
		537,220
INFORMATION TECHNOLOGY - 7.1%
Hewlett-Packard Co.	1,811	54,362
Leidos Holdings Inc.	674	27,225
Micron Technology Inc. (c)	2,121	39,966
Other Securities		138,075
		259,628
MATERIALS - 5.5%
Nucor Corp.	609	26,828
Scotts Miracle-Gro Co.	478	28,299
Sherwin-Williams Co.	274	75,369
Sonoco Products Co.	670	28,701
Other Securities		42,296
		201,493
TELECOMMUNICATION SERVICES - 8.5%
AT&T Inc.	3,564	126,577
Verizon Communications Inc.	2,567	119,656
Vodafone Group Plc	14,518	52,959
Other Securities		8,975
		308,167
UTILITIES - 4.5%
Edison International	1,102	61,244
National Grid Plc	3,446	44,353
Other Securities		57,359
		162,956
Total Common Stocks (cost $3,442,158)		3,621,210
SHORT TERM INVESTMENTS - 1.1%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	1,115	1,115
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (b)	38,462	38,462
Total Short Term Investments (cost $39,577)		39,577
Total Investments - 100.6% (cost $3,481,735)		3,660,787
Other Assets and Liabilities, Net - (0.6%)		(22,395)
Total Net Assets - 100.0%		$3,638,392

Portfolio Composition:	Percentage of Total Investments
Industrials	14.7%
Consumer Staples	13.6
Consumer Discretionary	13.1
Health Care	11.8
Energy	11.7
Financials	8.6
Telecommunication Services	8.4
Information Technology	7.1
Materials	5.5
Utilities	4.4
Short Term Investments	1.1
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL/Mellon Capital Communications Sector Fund

	Shares	Value
COMMON STOCKS - 100.2%
TELECOMMUNICATION SERVICES - 100.2%
8x8 Inc. (c)	261	$2,337
AT&T Inc.	840	29,832
Atlantic Tele-Network Inc.	33	2,250
Boingo Wireless Inc. (c)	231	1,907
CenturyLink Inc.	172	5,049
Cincinnati Bell Inc. (c)	526	2,010
Cogent Communications Holdings Inc. (d)	60	2,042
Consolidated Communications Holdings Inc.	95	1,993
Fairpoint Communications Inc. (c) (d)	113	2,053
Frontier Communications Corp.	602	2,978
General Communication Inc. - Class A (c)	131	2,230
Globalstar Inc. (c) (d)	576	1,215
IDT Corp. - Class B	95	1,712
inContact Inc. (c)	188	1,852
Inteliquent Inc.	120	2,205
Iridium Communications Inc. (c) (d)	214	1,948
Level 3 Communications Inc. (c)	105	5,554
Lumos Networks Corp.	109	1,608
ORBCOMM Inc. (c)	198	1,338
Premiere Global Services Inc. (c)	161	1,652
RingCentral Inc. - Class A (c)	130	2,397
SBA Communications Corp. (c)	50	5,746
Shenandoah Telecommunications Co.	69	2,366
Spok Holdings Inc.	114	1,912
Sprint Corp. (c) (d)	544	2,481
T-Mobile US Inc. (c)	124	4,803
Telephone & Data Systems Inc.	91	2,681
US Cellular Corp. (c)	46	1,718
Verizon Communications Inc.	588	27,388
Vonage Holdings Corp. (c)	484	2,375
Windstream Holdings Inc. (d)	165	1,056
Total Common Stocks (cost $120,748)		128,688
SHORT TERM INVESTMENTS - 4.5%
Investment Company - 0.1%
JNL Money Market Fund, 0.01% (a) (b)	154	154
Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	5,655	5,655
Total Short Term Investments (cost $5,809)		5,809
Total Investments - 104.7% (cost $126,557)		134,497
Other Assets and Liabilities, Net - (4.7%)		(5,994)
Total Net Assets - 100.0%		$128,503

Portfolio Composition:	Percentage of Total Investments
Telecommunication Services	95.7%
Short Term Investments	4.3
Total Investments	100.0%

JNL/Mellon Capital Consumer Brands Sector Fund*

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 99.5%
Amazon.com Inc. (c)	87	$37,645
AutoZone Inc. (c)	7	4,686
Carmax Inc. (c)	46	3,068
Carnival Corp.	91	4,495
CBS Corp. - Class B	101	5,614
Charter Communications Inc. - Class A (c) (d)	19	3,174
Chipotle Mexican Grill Inc. - Class A (c)	7	4,118
Comcast Corp. - Class A	468	28,162
Comcast Corp. - Special Class A	88	5,286
Delphi Automotive Plc	64	5,439
DIRECTV (c)	105	9,748
DISH Network Corp. - Class A (c)	49	3,321
Dollar General Corp.	67	5,195
Dollar Tree Inc. (c)	45	3,566
Ford Motor Co.	812	12,181
General Motors Co.	319	10,623
Genuine Parts Co.	34	3,017
Hilton Worldwide Holdings Inc. (c)	109	3,001
Home Depot Inc.	290	32,177
Johnson Controls Inc.	144	7,133
L Brands Inc.	55	4,698
Las Vegas Sands Corp.	88	4,604
Liberty Global Plc - Class A (c)	55	2,998
Liberty Global Plc - Class C (c)	137	6,942
Lowe’s Cos. Inc.	214	14,323
Macy’s Inc.	75	5,061
Marriott International Inc. - Class A	49	3,613
McDonald’s Corp.	211	20,081
Netflix Inc. (c)	13	8,271
Nike Inc. - Class B	151	16,297
O’Reilly Automotive Inc. (c)	22	5,059
Omnicom Group Inc.	54	3,763
Priceline Group Inc. (c)	11	13,149
Ross Stores Inc.	91	4,414
Royal Caribbean Cruises Ltd.	39	3,051
Starbucks Corp.	330	17,672
Starwood Hotels & Resorts Worldwide Inc.	38	3,072
Target Corp.	134	10,917
Tesla Motors Inc. (c) (d)	21	5,572
Time Warner Cable Inc.	62	11,006
Time Warner Inc.	183	15,958
TJX Cos. Inc.	150	9,935
Twenty-First Century Fox Inc. - Class A	292	9,503
Twenty-First Century Fox Inc. - Class B	97	3,122
Under Armour Inc. - Class A (c) (d)	39	3,263
VF Corp.	76	5,306
Viacom Inc. - Class B	78	5,056
Walt Disney Co.	355	40,487
Whirlpool Corp.	17	2,982
Yum! Brands Inc.	95	8,546
Other Securities		212,444
		672,814
ENERGY - 0.1%
Other Securities		564
INDUSTRIALS - 0.0%
Other Securities		48
INFORMATION TECHNOLOGY - 0.0%
Other Securities		182
Total Common Stocks (cost $557,193)		673,608

See accompanying Notes to Financial Statements.

	Shares	Value
SHORT TERM INVESTMENTS - 4.2%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	3,211	3,211
Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	25,165	25,165
Total Short Term Investments (cost $28,376)		28,376
Total Investments - 103.8% (cost $585,569)		701,984
Other Assets and Liabilities, Net - (3.8%)		(25,564)
Total Net Assets - 100.0%		$676,420

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	95.9%
Energy	0.1
Short Term Investments	4.0
Total Investments	100.0%

JNL/Mellon Capital Financial Sector Fund*

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 0.1%
Other Securities		$733
FINANCIALS - 98.7%
ACE Ltd.	52	5,258
AFLAC Inc.	69	4,279
Allstate Corp.	66	4,267
American Express Co.	145	11,235
American International Group Inc.	216	13,368
American Tower Corp.	66	6,185
Ameriprise Financial Inc.	29	3,576
Aon Plc - Class A	44	4,378
AvalonBay Communities Inc.	21	3,312
Bank of America Corp.	1,656	28,193
Bank of New York Mellon Corp. (a)	176	7,373
BB&T Corp.	115	4,653
Berkshire Hathaway Inc. - Class B (c)	182	24,760
BlackRock Inc.	20	6,770
Boston Properties Inc.	24	2,934
Capital One Financial Corp.	87	7,652
Charles Schwab Corp.	186	6,079
Chubb Corp.	36	3,445
Citigroup Inc.	478	26,391
CME Group Inc.	51	4,709
Crown Castle International Corp.	52	4,202
Discover Financial Services	70	4,040
Equity Residential	57	4,001
Fifth Third Bancorp	130	2,715
Franklin Resources Inc.	63	3,110
Goldman Sachs Group Inc.	62	12,898
Hartford Financial Services Group Inc.	67	2,770
HCP Inc.	72	2,639
Health Care REIT Inc.	54	3,570
Intercontinental Exchange Inc.	18	3,957
JPMorgan Chase & Co.	587	39,775
Marsh & McLennan Cos. Inc.	85	4,823
McGraw-Hill Financial. Inc.	43	4,305
MetLife Inc.	150	8,385
Moody’s Corp.	29	3,081
Morgan Stanley	231	8,978
Northern Trust Corp.	35	2,685
PNC Financial Services Group Inc.	82	7,854
ProLogis Inc.	80	2,982
Prudential Financial Inc.	72	6,296
Public Storage	23	4,244
Simon Property Group Inc.	50	8,576
State Street Corp.	65	5,012
SunTrust Banks Inc.	83	3,556
T. Rowe Price Group Inc.	41	3,180
Travelers Cos. Inc.	51	4,904
U.S. Bancorp	281	12,181
Ventas Inc.	52	3,222
Wells Fargo & Co.	771	43,339
Other Securities		214,685
		614,782
INDUSTRIALS - 0.1%
Other Securities		612
INFORMATION TECHNOLOGY - 0.4%
Other Securities		2,249
MATERIALS - 0.4%
Weyerhaeuser Co.	83	2,618
Total Common Stocks (cost $513,223)		620,994
SHORT TERM INVESTMENTS - 2.6%
Investment Company - 1.2%
JNL Money Market Fund, 0.01% (a) (b)	7,569	7,569
Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	8,838	8,838
Total Short Term Investments (cost $16,407)		16,407
Total Investments - 102.3% (cost $529,630)		637,401
Other Assets and Liabilities, Net - (2.3%)		(14,214)
Total Net Assets - 100.0%		$623,187

Portfolio Composition:	Percentage of Total Investments
Financials	96.4%
Materials	0.4
Information Technology	0.4
Consumer Discretionary	0.1
Industrials	0.1
Short Term Investments	2.6
Total Investments	100.0%

JNL/Mellon Capital Healthcare Sector Fund*

COMMON STOCKS - 99.9%
CONSUMER STAPLES - 0.1%
Other Securities		$2,360
HEALTH CARE - 99.8%
Abbott Laboratories	1,362	66,871
AbbVie Inc.	1,552	104,305
Aetna Inc.	318	40,512
Agilent Technologies Inc.	304	11,722
Alexion Pharmaceuticals Inc. (c)	202	36,445
Allergan Plc (c)	340	103,127
AmerisourceBergen Corp.	189	20,096
Amgen Inc.	685	105,139
Anthem Inc.	241	39,577
Baxter International Inc.	488	34,137
Becton Dickinson & Co.	189	26,817
Biogen Inc. (c)	212	85,546

See accompanying Notes to Financial Statements.

	Shares	Value
BioMarin Pharmaceutical Inc. (c)	144	19,721
Boston Scientific Corp. (c)	1,194	21,140
Bristol-Myers Squibb Co.	1,500	99,816
Cardinal Health Inc.	299	24,992
Celgene Corp. (c)	723	83,639
Cerner Corp. (c)	279	19,293
CIGNA Corp.	234	37,842
CR Bard Inc.	67	11,367
DaVita HealthCare Partners Inc. (c)	155	12,344
Edwards Lifesciences Corp. (c)	97	13,875
Eli Lilly & Co.	903	75,372
Endo International Plc (c)	182	14,523
Express Scripts Holding Co. (c)	656	58,386
Gilead Sciences Inc.	1,344	157,327
HCA Holdings Inc. (c)	303	27,483
Hospira Inc. (c)	154	13,684
Humana Inc.	135	25,895
Illumina Inc. (c)	129	28,269
Incyte Corp. (c)	139	14,487
Intuitive Surgical Inc. (c)	33	15,940
Johnson & Johnson	2,508	244,435
Laboratory Corp. of America Holdings (c)	90	10,907
Mallinckrodt Plc (c)	105	12,343
McKesson Corp.	210	47,291
Medtronic Plc	1,278	94,726
Merck & Co. Inc.	2,561	145,783
Mylan NV (c)	376	25,492
Perrigo Co. Plc	127	23,557
Pfizer Inc.	5,529	185,387
Regeneron Pharmaceuticals Inc. (c)	68	34,644
St. Jude Medical Inc.	255	18,624
Stryker Corp.	307	29,324
Thermo Fisher Scientific Inc.	358	46,516
UnitedHealth Group Inc.	861	105,004
Universal Health Services Inc. - Class B	83	11,739
Vertex Pharmaceuticals Inc. (c)	218	26,914
Zimmer Biomet Holdings Inc.	154	16,826
Zoetis Inc. - Class A	429	20,666
Other Securities		528,024
		3,077,891
Total Common Stocks (cost $2,518,653)		3,080,251
RIGHTS - 0.0%
Other Securities		—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS - 3.9%
Investment Company - 0.9%
JNL Money Market Fund, 0.01% (a) (b)	28,120	28,120
Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	93,307	93,307
Total Short Term Investments (cost $121,427)		121,427
Total Investments - 103.8% (cost $2,640,080)		3,201,678
Other Assets and Liabilities, Net - (3.8%)		(117,453)
Total Net Assets - 100.0%		$3,084,225

Portfolio Composition:	Percentage of Total Investments
Health Care	96.1%
Consumer Staples	0.1
Short Term Investments	3.8
Total Investments	100.0%

JNL/Mellon Capital Oil & Gas Sector Fund*

COMMON STOCKS - 100.0%
ENERGY - 99.4%
Anadarko Petroleum Corp.	423	$33,001
Apache Corp.	314	18,124
Baker Hughes Inc.	363	22,374
Cabot Oil & Gas Corp. - Class A	345	10,879
Cameron International Corp. (c)	161	8,445
Cheniere Energy Inc. (c)	188	13,001
Chesapeake Energy Corp. (d)	497	5,552
Chevron Corp.	1,569	151,327
Cimarex Energy Co.	78	8,627
Concho Resources Inc. (c)	99	11,320
ConocoPhillips Co.	1,027	63,097
CONSOL Energy Inc.	192	4,164
Core Laboratories NV	36	4,124
Devon Energy Corp.	324	19,291
Diamondback Energy Inc. (c)	52	3,953
Dresser-Rand Group Inc. (c)	64	5,430
Energen Corp.	66	4,496
Ensco Plc - Class A	195	4,339
EOG Resources Inc.	458	40,065
EQT Corp.	127	10,314
Exxon Mobil Corp.	3,500	291,163
FMC Technologies Inc. (c)	193	8,018
Gulfport Energy Corp. (c)	89	3,573
Halliburton Co.	709	30,537
Helmerich & Payne Inc.	89	6,300
Hess Corp.	215	14,361
HollyFrontier Corp.	155	6,627
Kinder Morgan Inc.	1,511	57,994
Marathon Oil Corp.	563	14,951
Marathon Petroleum Corp.	456	23,840
Murphy Oil Corp.	140	5,827
Nabors Industries Ltd.	241	3,480
National Oilwell Varco Inc.	342	16,518
Newfield Exploration Co. (c)	133	4,788
Noble Energy Inc.	323	13,778
Occidental Petroleum Corp.	643	50,001
Oceaneering International Inc.	84	3,899
Phillips 66	454	36,535
Pioneer Natural Resources Co.	124	17,243
Range Resources Corp.	141	6,965
Schlumberger Ltd.	1,066	91,895
Southwestern Energy Co. (c)	321	7,298
Spectra Energy Corp.	560	18,259
Targa Resources Corp.	44	3,917
Tesoro Corp.	105	8,858
Valero Energy Corp.	430	26,897
Weatherford International Plc (c)	646	7,932
Whiting Petroleum Corp. (c)	170	5,712
Williams Cos. Inc.	593	34,025
Other Securities		97,481
		1,360,595
MATERIALS - 0.1%
Other Securities		1,293
UTILITIES - 0.5%
Oneok Inc.	174	6,871
Total Common Stocks (cost $1,386,725)		1,368,759
SHORT TERM INVESTMENTS - 3.3%
Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (b)	8,433	8,433

See accompanying Notes to Financial Statements.

	Shares	Value
Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	36,111	36,111
Total Short Term Investments (cost $44,544)		44,544
Total Investments - 103.3% (cost $1,431,269)		1,413,303
Other Assets and Liabilities, Net - (3.3%)		(44,938)
Total Net Assets - 100.0%		$1,368,365

Portfolio Composition:	Percentage of Total Investments
Energy	96.3%
Utilities	0.5
Materials	0.1
Short Term Investments	3.1
Total Investments	100.0%

JNL/Mellon Capital Technology Sector Fund*

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 0.3%
Other Securities		$3,464
FINANCIALS - 0.0%
Other Securities		140
INDUSTRIALS - 0.1%
Other Securities		1,196
INFORMATION TECHNOLOGY - 99.2%
Accenture Plc - Class A	161	15,560
Activision Blizzard Inc.	130	3,150
Adobe Systems Inc. (c)	128	10,393
Akamai Technologies Inc. (c)	46	3,196
Alliance Data Systems Corp. (c)	16	4,681
Altera Corp.	77	3,936
Amphenol Corp. - Class A	79	4,591
Analog Devices Inc.	80	5,132
Apple Inc.	1,489	186,787
Applied Materials Inc.	315	6,055
Automatic Data Processing Inc.	122	9,764
Avago Technologies Ltd.	66	8,730
Broadcom Corp. - Class A	141	7,258
Cisco Systems Inc.	1,306	35,854
Cognizant Technology Solutions Corp. - Class A (c)	156	9,539
Corning Inc.	326	6,431
eBay Inc. (c)	279	16,790
Electronic Arts Inc. (c)	79	5,262
EMC Corp.	509	13,431
Equinix Inc.	14	3,666
Facebook Inc. - Class A (c)	515	44,148
Fidelity National Information Services Inc.	73	4,498
Fiserv Inc. (c)	61	5,046
FleetCor Technologies Inc. (c)	20	3,095
Google Inc. - Class A (c)	73	39,633
Google Inc. - Class C (c)	79	40,929
Hewlett-Packard Co.	468	14,039
Intel Corp.	1,211	36,843
International Business Machines Corp.	240	39,066
Intuit Inc.	67	6,791
Lam Research Corp.	41	3,332
LinkedIn Corp. - Class A (c)	28	5,797
MasterCard Inc. - Class A	256	23,920
Micron Technology Inc. (c)	276	5,204
Microsoft Corp.	1,993	87,984
Oracle Corp.	899	36,213
Paychex Inc.	83	3,914
QUALCOMM Inc.	422	26,430
Red Hat Inc. (c)	47	3,559
Salesforce.com Inc.	154	10,689
SanDisk Corp.	55	3,188
Seagate Technology (d)	84	3,982
Skyworks Solutions Inc.	49	5,097
Symantec Corp.	174	4,053
TE Connectivity Ltd.	104	6,694
Texas Instruments Inc.	268	13,807
Twitter Inc. (c)	124	4,494
Visa Inc. - Class A	502	33,731
Western Digital Corp.	59	4,649
Yahoo! Inc. (c)	228	8,951
Other Securities		216,637
		1,106,619
Total Common Stocks (cost $925,830)		1,111,419
SHORT TERM INVESTMENTS - 2.3%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	4,615	4,615
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	20,981	20,981
Total Short Term Investments (cost $25,596)		25,596
Total Investments - 101.9% (cost $951,426)		1,137,015
Other Assets and Liabilities, Net - (1.9%)		(21,126)
Total Net Assets - 100.0%		$1,115,889

Portfolio Composition:	Percentage of Total Investments
Information Technology	97.3%
Consumer Discretionary	0.3
Industrials	0.1
Short Term Investments	2.3
Total Investments	100.0%

(a)   Investment in affiliate.

(b)   Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of June 30, 2015.

(c)    Non-income producing security.

(d)   All or portion of the security was on loan.

(e)    Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund LLC’s Board of Managers (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Financial Statements.

*           A Summary Schedules of Investments is presented for this portfolio.  For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2015. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Securities and Exchange Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Schedules of Investments (in thousands)

June 30, 2015

Abbreviations:

“-” Amount rounds to less than one thousand

MSCI – Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

Investments in Affiliates - See Note 5 in the Notes to Financial Statements for discussion of investments in affiliates.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The following table details cash management investments in affiliates held at June 30, 2015.  Purchase and sales proceeds are not shown for these investments.  There was no realized gain or loss relating to transactions in these investments during the period ended June 30, 2015.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow 10 Fund	$150	$1,023	$—
JNL/Mellon Capital Nasdaq 25 Fund	4,519	4,147	—
JNL/Mellon Capital S&P SMid 60 Fund	1,419	—	—
JNL/Mellon Capital 25 Fund	2,721	—	—
JNL/Mellon Capital JNL 5 Fund	149	1,115	—
JNL/Mellon Capital Communications Sector Fund	—	154	—
JNL/Mellon Capital Consumer Brands Sector Fund	93	3,211	—
JNL/Mellon Capital Financial Sector Fund	5,881	7,569	—
JNL/Mellon Capital Healthcare Sector Fund	12,325	28,120	—
JNL/Mellon Capital Oil & Gas Sector Fund	5,482	8,433	—
JNL/Mellon Capital Technology Sector Fund	9,790	4,615	—

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The following table details the Fund’s long-term investment in this affiliate held at June 30, 2015.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$6,965	$670	$430	$58	$105	$7,373

Summary of Investments by Country (as a percentage of total long-term investments)*:

JNL/Mellon Capital Global 15 Fund
China	33.7%
United Kingdom	33.8
United States	32.5
Total Long-Term Investments	100.0%

*   The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2015

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund
Assets
Investments - unaffiliated, at value (a)(d)	$556,913	$437,069	$1,033,042	$754,312	$384,000	$812,103	$3,621,210
Investments - affiliated, at value (b)	1,023	—	4,147	—	—	—	39,577
Total investments, at value (c)	557,936	437,069	1,037,189	754,312	384,000	812,103	3,660,787
Cash	—	—	575	494	678	43	3,393
Foreign currency (e)	—	586	—	—	—	—	1,016
Receivable for investments sold	—	968	2,684	—	—	164	228
Receivable for fund shares sold	295	826	1,787	320	180	472	1,338
Receivable for dividends and interest	1,396	7,262	502	608	525	1,228	17,738
Other assets	2	1	3	3	1	4	14
Total assets	559,629	446,712	1,042,740	755,737	385,384	814,014	3,684,514
Liabilities
Cash overdraft	—	1,215	—	—	—	—	—
Payable for advisory fees	135	108	247	181	93	194	839
Payable for administrative fees	70	75	131	96	48	103	460
Payable for 12b-1 fee (Class A)	31	25	59	42	22	46	204
Payable for investment securities purchased	—	—	—	—	—	—	—
Payable for fund shares redeemed	524	688	597	1,863	1,149	1,194	5,789
Payable for board of manager fees	28	35	16	75	16	35	217
Payable for other expenses	67	17	105	60	43	2	151
Payable upon return of securities loaned	—	—	—	—	—	—	38,462
Total liabilities	855	2,163	1,155	2,317	1,371	1,574	46,122
Net assets	$558,774	$444,549	$1,041,585	$753,420	$384,013	$812,440	$3,638,392
Net assets consist of:
Paid-in capital	$513,523	$421,256	$741,054	$502,780	$209,749	$611,446	$3,859,826
Undistributed net investment income	—	—	10,553	11,303	11,268	34,291	137,039
Accumulated net realized gain (loss)	—	—	214,387	270,707	135,721	164,845	(537,580)
Net unrealized appreciation (depreciation) on investments and foreign currency	45,251	23,293	75,591	(31,370)	27,275	1,858	179,107
	$558,774	$444,549	$1,041,585	$753,420	$384,013	$812,440	$3,638,392
Class A
Net assets	$558,774	$444,549	$1,041,213	$752,646	$383,573	$811,970	$3,626,143
Shares outstanding (no par value), unlimited shares authorized	29,611	17,679	48,747	56,428	29,889	46,540	276,016
Net asset value per share	$18.87	$25.15	$21.36	$13.34	$12.83	$17.45	$13.14
Class B
Net assets	N/A	N/A	$372	$774	$440	$470	$12,249
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	23	67	35	27	929
Net asset value per share	N/A	N/A	$15.97	$11.62	$12.71	$17.66	$13.18

(a) Investments - unaffiliated, at cost	$511,662	$413,810	$957,451	$785,682	$356,725	$810,245	$3,442,158
(b) Investments - affiliated, at cost	1,023	—	4,147	—	—	—	39,577
(c) Total investments, at cost	$512,685	$413,810	$961,598	$785,682	$356,725	$810,245	$3,481,735
(d) Including value of securities on loan	$—	$—	$—	$—	$—	$—	$38,275
(e) Foreign currency, at cost	—	586	—	—	—	—	1,016

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$128,688	$673,608	$613,621	$3,080,251	$1,368,759	$1,111,419
Investments - affiliated, at value (b)	5,809	28,376	23,780	121,427	44,544	25,596
Total investments, at value (c)	134,497	701,984	637,401	3,201,678	1,413,303	1,137,015
Cash	—	13	8	—	—	26
Foreign currency (e)	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Receivable for fund shares sold	55	3,006	1,875	5,546	1,231	1,380
Receivable for dividends and interest	28	528	995	2,377	1,028	337
Other assets	—	2	2	8	4	4
Total assets	134,580	705,533	640,281	3,209,609	1,415,566	1,138,762
Liabilities
Cash overdraft	—	—	—	—	—	—
Payable for advisory fees	34	159	146	683	319	262
Payable for administrative fees	17	83	76	374	172	141
Payable for 12b-1 fee (Class A)	7	37	35	170	76	62
Payable for investment securities purchased	—	2,764	7,332	27,934	8,054	—
Payable for fund shares redeemed	354	868	629	2,770	2,371	1,360
Payable for board of manager fees	4	8	11	25	38	18
Payable for other expenses	6	29	27	121	60	49
Payable upon return of securities loaned	5,655	25,165	8,838	93,307	36,111	20,981
Total liabilities	6,077	29,113	17,094	125,384	47,201	22,873
Net assets	$128,503	$676,420	$623,187	$3,084,225	$1,368,365	$1,115,889
Net assets consist of:
Paid-in capital	$108,953	$476,430	$490,569	$2,257,549	$1,346,837	$832,847
Undistributed net investment income	6,272	6,326	12,340	22,298	34,685	11,153
Accumulated net realized gain (loss)	5,338	77,249	11,742	242,780	4,809	86,300
Net unrealized appreciation (depreciation) on investments and foreign currency	7,940	116,415	108,536	561,598	(17,966)	185,589
	$128,503	$676,420	$623,187	$3,084,225	$1,368,365	$1,115,889
Class A
Net assets	$128,338	$676,172	$622,803	$3,082,809	$1,367,044	$1,115,465
Shares outstanding (no par value), unlimited shares authorized	26,725	35,096	55,480	110,506	47,600	102,188
Net asset value per share	$4.80	$19.27	$11.23	$27.90	$28.72	$10.92
Class B
Net assets	$165	$248	$384	$1,416	$1,321	$424
Shares outstanding (no par value), unlimited shares authorized	36	13	34	51	45	38
Net asset value per share	$4.59	$19.56	$11.23	$28.00	$29.15	$11.08

(a) Investments - unaffiliated, at cost	$120,748	$557,193	$507,822	$2,518,653	$1,386,725	$925,830
(b) Investments - affiliated, at cost	5,809	28,376	21,808	121,427	44,544	25,596
(c) Total investments, at cost	$126,557	$585,569	$529,630	$2,640,080	$1,431,269	$951,426
(d) Including value of securities on loan	$5,307	$24,730	$8,643	$93,466	$34,967	$20,561
(e) Foreign currency, at cost	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2015

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund
Investment income
Dividends (a)	$11,064	$12,350	$9,484	$4,756	$3,679	$12,764	$56,786
Foreign taxes withheld	—	(962)	—	—	(4)	—	(1,501)
Securities lending (a)	—	—	2	21	102	39	1,347
Total investment income	11,064	11,388	9,486	4,777	3,777	12,803	56,632

Expenses
Advisory fees	825	620	1,453	833	607	1,245	4,807
Administrative fees	430	427	775	435	314	659	2,638
12b-1 fees (Class A)	574	427	1,032	579	417	878	3,505
Licensing fees	65	16	207	82	64	—	176
Legal fees	1	1	2	1	1	2	7
Board of Manager fees	4	3	7	42	3	7	44
Other expenses	4	4	6	8	5	9	23
Total expenses	1,903	1,498	3,482	1,980	1,411	2,800	11,200
Net investment income	9,161	9,890	6,004	2,797	2,366	10,003	45,432

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	72,019	24,072	111,927	38,233	11,136	(1,196)	263,367
Affiliated investments	—	—	—	—	—	—	—
Foreign currency related items	—	(216)	—	—	—	—	(194)
Net change in unrealized appreciation (depreciation) on:
Investments	(79,659)	(14,443)	(114,044)	(74,776)	(13,966)	(15,883)	(340,965)
Foreign currency related items	—	35	—	—	—	—	59
Net realized and unrealized gain (loss)	(7,640)	9,448	(2,117)	(36,543)	(2,830)	(17,079)	(77,733)
Net increase (decrease) in net assets from operations	$1,521	$19,338	$3,887	$(33,746)	$(464)	$(7,076)	$(32,301)

(a) Income from affiliated investments	$—	$—	$2	$21	$102	$39	$1,347

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Investment income
Dividends (a)	$2,303	$4,414	$6,936	$16,831	$17,801	$7,268
Foreign taxes withheld	—	—	—	—	(7)	—
Securities lending (a)	17	108	47	668	607	159
Total investment income	2,320	4,522	6,983	17,499	18,401	7,427

Expenses
Advisory fees	210	887	846	3,556	1,856	1,486
Administrative fees	100	464	441	1,943	998	793
12b-1 fees (Class A)	134	617	588	2,589	1,329	1,057
Licensing fees	6	26	25	111	57	45
Legal fees	—	1	1	4	3	2
Board of Manager fees	1	4	4	16	9	7
Other expenses	2	3	5	15	9	6
Total expenses	453	2,002	1,910	8,234	4,261	3,396
Net investment income	1,867	2,520	5,073	9,265	14,140	4,031

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	3,891	13,502	11,472	135,575	(3,540)	11,848
Affiliated investments	—	—	105	—	—	—
Foreign currency related items	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,881)	19,016	(16,280)	110,260	(72,148)	(4,136)
Foreign currency related items	—	—	—	—	—	—
Net realized and unrealized gain (loss)	2,010	32,518	(4,703)	245,835	(75,688)	7,712
Net increase (decrease) in net assets from operations	$3,877	$35,038	$370	$255,100	$(61,548)	$11,743

(a) Income from affiliated investments	$17	$108	$105	$668	$607	$159

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2015

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund
Operations
Net investment income	$9,161	$9,890	$6,004	$2,797	$2,366	$10,003	$45,432
Net realized gain (loss)	72,019	23,856	111,927	38,233	11,136	(1,196)	263,173
Net change in unrealized appreciation (depreciation)	(79,659)	(14,408)	(114,044)	(74,776)	(13,966)	(15,883)	(340,906)
Net increase (decrease) in net assets from operations	1,521	19,338	3,887	(33,746)	(464)	(7,076)	(32,301)
Share transactions(1)
Proceeds from the sale of shares
Class A	65,507	116,912	228,693	111,972	73,282	84,288	179,006
Class B	—	—	188	103	51	29	469
Proceeds in connection with acquisition
Class A	—	—	—	430,732	—	—	447,832
Class B	—	—	—	213	—	—	1,144
Cost of shares redeemed
Class A	(89,013)	(74,630)	(198,557)	(304,832)	(176,737)	(228,640)	(430,038)
Class B	—	—	(361)	(70)	(70)	(210)	(737)
Net increase (decrease) in net assets from share transactions	(23,506)	42,282	29,963	238,118	(103,474)	(144,533)	197,676
Net increase (decrease) net assets	(21,985)	61,620	33,850	204,372	(103,938)	(151,609)	165,375
Net assets beginning of period	580,759	382,929	1,007,735	549,048	487,951	964,049	3,473,017
Net assets end of period	$558,774	$444,549	$1,041,585	$753,420	$384,013	$812,440	$3,638,392
Undistributed net investment income	$—	$—	$10,553	$11,303	$11,268	$34,291	$137,039

(1) Share transactions
Shares sold
Class A	3,434	4,708	10,679	8,089	5,851	4,783	13,430
Class B	—	—	12	9	5	2	34
Shares issued in connection with acquisition
Class A	—	—	—	30,927	—	—	32,796
Class B	—	—	—	18	—	—	84
Shares redeemed
Class A	(4,659)	(2,990)	(9,235)	(22,123)	(14,164)	(13,015)	(32,212)
Class B	—	—	(23)	(6)	(6)	(12)	(55)
Net increase/(decrease)
Class A	(1,225)	1,718	1,444	16,893	(8,313)	(8,232)	14,014
Class B	—	—	(11)	21	(1)	(10)	63
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$227,741	$268,886	$712,054	$924,614	$297,182	$659,596	$2,585,013
Proceeds from sales of securities	244,513	224,320	683,928	683,248	397,202	793,886	2,364,185

See accompanying Notes to Financial Statements.

	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income	$1,867	$2,520	$5,073	$9,265	$14,140	$4,031
Net realized gain (loss)	3,891	13,502	11,577	135,575	(3,540)	11,848
Net change in unrealized appreciation (depreciation)	(1,881)	19,016	(16,280)	110,260	(72,148)	(4,136)
Net increase (decrease) in net assets from operations	3,877	35,038	370	255,100	(61,548)	11,743
Share transactions(1)
Proceeds from the sale of shares
Class A	11,916	200,727	135,462	1,044,948	358,082	272,287
Class B	85	64	51	319	141	87
Cost of shares redeemed
Class A	(22,138)	(110,493)	(109,301)	(257,111)	(143,270)	(143,923)
Class B	(10)	(13)	(62)	(142)	(290)	(71)
Net increase (decrease) in net assets from share transactions	(10,147)	90,285	26,150	788,014	214,663	128,380
Net increase (decrease) net assets	(6,270)	125,323	26,520	1,043,114	153,115	140,123
Net assets beginning of period	134,773	551,097	596,667	2,041,111	1,215,250	975,766
Net assets end of period	$128,503	$676,420	$623,187	$3,084,225	$1,368,365	$1,115,889
Undistributed net investment income	$6,272	$6,326	$12,340	$22,298	$34,685	$11,153

(1) Share transactions
Shares sold
Class A	2,463	10,622	12,110	38,746	12,019	24,657
Class B	18	4	4	12	4	7
Shares redeemed
Class A	(4,579)	(5,868)	(9,855)	(9,550)	(4,821)	(13,073)
Class B	(2)	(1)	(5)	(5)	(9)	(6)
Net increase/(decrease)
Class A	(2,116)	4,754	2,255	29,196	7,198	11,584
Class B	16	3	(1)	7	(5)	1
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$12,716	$139,181	$64,543	$1,005,432	$245,777	$160,626
Proceeds from sales of securities	20,853	46,348	34,225	257,835	8,179	31,840

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2014

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund
Operations
Net investment income	$16,039	$25,059	$4,559	$8,518	$8,915	$24,319	$91,764
Net realized gain	34,555	8,616	103,957	232,525	127,254	166,781	636,027
Net change in unrealized appreciation (depreciation)	1,609	4,513	20,566	(213,222)	(117,105)	(170,175)	(358,511)
Net increase (decrease) in net assets from operations	52,203	38,188	129,082	27,821	19,064	20,925	369,280
Distributions to shareholders
From net investment income
Class A	—	—	(1,571)	(4,475)	(2,882)	(21,431)	(70,466)
Class B	—	—	(2)	(6)	(4)	(15)	(252)
From net realized gains
Class A	—	—	(51,953)	(62,335)	(50,568)	(98,616)	—
Class B	—	—	(37)	(65)	(49)	(65)	—
Total distributions to shareholders	—	—	(53,563)	(66,881)	(53,503)	(120,127)	(70,718)
Share transactions(1)
Proceeds from the sale of shares
Class A	153,554	76,417	534,450	181,105	256,586	229,179	432,840
Class B	—	—	174	114	156	89	833
Reinvestment of distributions
Class A	—	—	53,524	66,810	53,450	120,047	70,466
Class B	—	—	39	71	53	80	252
Cost of shares redeemed
Class A	(209,427)	(144,165)	(265,435)	(713,296)	(458,482)	(329,800)	(925,791)
Class B	—	—	(91)	(84)	(338)	(88)	(1,417)
Net increase (decrease) in net assets from share transactions	(55,873)	(67,748)	322,661	(465,280)	(148,575)	19,507	(422,817)
Net increase (decrease) net assets	(3,670)	(29,560)	398,180	(504,340)	(183,014)	(79,695)	(124,255)
Net assets beginning of year	584,429	412,489	609,555	1,053,388	670,965	1,043,744	3,597,272
Net assets end of year	$580,759	$382,929	$1,007,735	$549,048	$487,951	$964,049	$3,473,017
Undistributed net investment income	$—	$—	$4,549	$8,506	$8,902	$24,288	$91,607

(1) Share transactions
Shares sold
Class A	8,507	3,525	26,004	12,350	18,300	11,660	34,783
Class B	—	—	12	8	12	5	67
Reinvestment of distributions
Class A	—	—	2,478	4,796	4,266	6,707	5,330
Class B	—	—	2	6	4	4	19
Shares redeemed
Class A	(11,740)	(6,622)	(13,236)	(48,607)	(32,602)	(16,818)	(74,311)
Class B	—	—	(6)	(6)	(25)	(4)	(113)
Net increase/(decrease)
Class A	(3,233)	(3,097)	15,246	(31,461)	(10,036)	1,549	(34,198)
Class B	—	—	8	8	(9)	5	(27)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$136,513	$112,299	$685,618	$872,770	$491,047	$1,023,018	$2,242,761
Proceeds from sales of securities	175,681	161,926	411,966	1,395,818	683,973	1,097,225	2,654,730

See accompanying Notes to Financial Statements.

Operations	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Net investment income	$4,408	$3,810	$7,260	$13,044	$20,576	$7,135
Net realized gain	11,112	66,860	34,999	123,438	37,355	86,823
Net change in unrealized appreciation (depreciation)	(8,088)	(20,492)	21,192	192,508	(206,252)	44,188
Net increase (decrease) in net assets from operations	7,432	50,178	63,451	328,990	(148,321)	138,146
Distributions to shareholders
From net investment income
Class A	(3,760)	(2,785)	(4,485)	(8,511)	(15,227)	(5,082)
Class B	(3)	(1)	(4)	(5)	(22)	(3)
From net realized gains
Class A	—	(24,229)	(12,933)	(18,196)	(20,835)	(14,687)
Class B	—	(8)	(9)	(10)	(27)	(6)
Total distributions to shareholders	(3,763)	(27,023)	(17,431)	(26,722)	(36,111)	(19,778)
Share transactions(1)
Proceeds from the sale of shares
Class A	44,071	201,815	253,356	1,073,243	587,130	460,864
Class B	11	65	61	539	270	94
Reinvestment of distributions
Class A	3,760	27,014	17,418	26,707	36,062	19,769
Class B	3	9	13	15	49	9
Cost of shares redeemed
Class A	(53,801)	(222,817)	(192,763)	(412,001)	(392,995)	(232,032)
Class B	(36)	(95)	(66)	(362)	(232)	(144)
Net increase (decrease) in net assets from share transactions	(5,992)	5,991	78,018	688,141	230,284	248,560
Net increase (decrease) net assets	(2,323)	29,146	124,038	990,409	45,852	366,928
Net assets beginning of year	137,096	521,951	472,629	1,050,702	1,169,398	608,838
Net assets end of year	$134,773	$551,097	$596,667	$2,041,111	$1,215,250	$975,766
Undistributed net investment income	$4,405	$3,806	$7,267	$13,033	$20,545	$7,122

(1) Share transactions
Shares sold
Class A	9,467	11,542	23,821	46,999	16,723	45,755
Class B	2	3	6	23	7	9
Reinvestment of distributions
Class A	805	1,510	1,572	1,048	1,175	1,817
Class B	1	1	1	1	2	1
Shares redeemed
Class A	(11,552)	(12,954)	(18,390)	(18,408)	(11,311)	(23,672)
Class B	(8)	(5)	(6)	(16)	(7)	(14)
Net increase/(decrease)
Class A	(1,280)	98	7,003	29,639	6,587	23,900
Class B	(5)	(1)	1	8	2	(4)
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$79,919	$217,551	$174,469	$934,582	$387,520	$452,335
Proceeds from sales of securities	83,904	235,997	104,331	268,508	177,661	217,266

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow 10 Fund
Class A
06/30/2015	$18.83	$0.30	$(0.26)	$0.04	$—	$—	$18.87	0.21%	$558,774	40%	0.66%	3.19%
12/31/2014	17.15	0.50	1.18	1.68	—	—	18.83	9.80	580,759	24	0.67	2.79
12/31/2013	13.14	0.43	3.58	4.01	—	—	17.15	30.52	584,429	43	0.66	2.79
12/31/2012	11.81	0.40	0.93	1.33	—	—	13.14	11.26	462,793	30	0.67	3.11
12/31/2011	10.01	0.35	1.45	1.80	—	—	11.81	17.98	492,059	40	0.67	3.26
12/31/2010	8.03	0.29	1.69	1.98	—	—	10.01	24.66	376,744	60	0.67	3.35
JNL/Mellon Capital Global 15 Fund
Class A
06/30/2015	23.99	0.57	0.59	1.16	—	—	25.15	4.84	444,549	53	0.70	4.63
12/31/2014	21.64	1.42	0.93	2.35	—	—	23.99	10.86	382,929	29	0.70	6.50
12/31/2013	19.10	0.88	1.66	2.54	—	—	21.64	13.30 (e)	412,489	49	0.70	4.25
12/31/2012	15.54	0.71	2.85	3.56	—	—	19.10	22.91	419,766	53	0.70	4.13
12/31/2011	16.94	0.67	(2.07)	(1.40)	—	—	15.54	(8.26)	400,363	45	0.70	4.02
12/31/2010	14.77	0.57	1.60	2.17	—	—	16.94	14.69	522,900	63	0.70	3.81
JNL/Mellon Capital Nasdaq 25 Fund
Class A
06/30/2015	21.29	0.12	(0.05)	0.07	—	—	21.36	0.33	1,041,213	66	0.67	1.16
12/31/2014	19.00	0.12	3.40	3.52	(0.04)	(1.19)	21.29	18.44	1,007,193	55	0.68	0.61
12/31/2013	13.84	0.05	5.62	5.67	(0.14)	(0.37)	19.00	41.10	609,174	79	0.68	0.32
12/31/2012	11.67	0.15	2.15	2.30	(0.03)	(0.10)	13.84	19.66	419,999	78	0.69	1.15
12/31/2011	11.50	0.04	0.19	0.23	(0.06)	—	11.67	1.98	286,871	71	0.69	0.33
12/31/2010	9.83	0.10	1.59	1.69	(0.02)	—	11.50	17.20	209,278	67	0.70	0.95
Class B
06/30/2015	15.90	0.11	(0.04)	0.07	—	—	15.97	0.44	372	66	0.47	1.43
12/31/2014	14.44	0.13	2.58	2.71	(0.06)	(1.19)	15.90	18.67	542	55	0.48	0.82
12/31/2013	10.60	0.07	4.30	4.37	(0.16)	(0.37)	14.44	41.44	381	79	0.48	0.53
12/31/2012	8.97	0.15	1.63	1.78	(0.05)	(0.10)	10.60	19.75	347	78	0.49	1.49
12/31/2011	8.84	0.04	0.16	0.20	(0.07)	—	8.97	2.27	156	71	0.49	0.49
12/31/2010	7.55	0.09	1.23	1.32	(0.03)	—	8.84	17.48	139	67	0.50	1.15
JNL/Mellon Capital S&P 24 Fund
Class A
06/30/2015	13.87	0.07	(0.60)	(0.53)	—	—	13.34	(3.82)	752,646	112	0.68	0.96
12/31/2014	14.83	0.15	0.63	0.78	(0.12)	(1.62)	13.87	5.18	548,488	108	0.66	1.05
12/31/2013	10.85	0.08	4.29	4.37	(0.12)	(0.27)	14.83	40.51	1,052,886	74	0.66	0.60
12/31/2012	10.60	0.16	1.06	1.22	(0.05)	(0.92)	10.85	11.53	580,127	98	0.66	1.42
12/31/2011	10.15	0.07	0.43	0.50	(0.05)	—	10.60	4.91	535,213	85	0.65	0.65
12/31/2010	8.72	0.10	1.35	1.45	(0.02)	—	10.15	16.70	367,430	56	0.66	1.16
Class B
06/30/2015	12.07	0.07	(0.52)	(0.45)	—	—	11.62	(3.73)	774	112	0.48	1.12
12/31/2014	13.13	0.17	0.55	0.72	(0.16)	(1.62)	12.07	5.39	560	108	0.46	1.29
12/31/2013	9.63	0.09	3.82	3.91	(0.14)	(0.27)	13.13	40.84	502	74	0.46	0.79
12/31/2012	9.50	0.17	0.95	1.12	(0.07)	(0.92)	9.63	11.81	372	98	0.46	1.62
12/31/2011	9.09	0.08	0.39	0.47	(0.06)	—	9.50	5.14	316	85	0.45	0.84
12/31/2010	7.81	0.11	1.20	1.31	(0.03)	—	9.09	16.76	173	56	0.46	1.33

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P SMid 60 Fund
Class A
06/30/2015	$12.76	$0.07	$(0.00)	$0.07	$—	$—	$12.83	0.55%	$383,573	71%	0.68%	1.13%
12/31/2014	13.90	0.21	0.25	0.46	(0.09)	(1.51)	12.76	3.50	487,496	83	0.66	1.49
12/31/2013	10.43	0.06	3.78	3.84	(0.19)	(0.18)	13.90	36.89	670,340	74	0.66	0.50
12/31/2012	9.93	0.21	1.14	1.35	(0.09)	(0.76)	10.43	13.85	479,241	90	0.66	1.96
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)	(0.45)	9.93	(7.72)	481,692	71	0.65	1.04
12/31/2010	9.39	0.14	1.81	1.95	(0.01)	—	11.33	20.76	377,694	75	0.66	1.38
Class B
06/30/2015	12.63	0.08	(0.00)	0.08	—	—	12.71	0.63	440	71	0.48	1.36
12/31/2014	13.77	0.24	0.25	0.49	(0.12)	(1.51)	12.63	3.79	455	83	0.46	1.73
12/31/2013	10.33	0.08	3.75	3.83	(0.21)	(0.18)	13.77	37.17	625	74	0.46	0.66
12/31/2012	9.85	0.32	1.03	1.35	(0.11)	(0.76)	10.33	13.96	481	90	0.46	3.03
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)	(0.45)	9.85	(7.42)	203	71	0.45	1.12
12/31/2010	9.30	0.15	1.78	1.93	(0.01)	—	11.22	20.81	329	75	0.46	1.57
JNL/Mellon Capital 25 Fund
Class A
06/30/2015	17.59	0.20	(0.34)	(0.14)	—	—	17.45	(0.80)	811,970	75	0.64	2.28
12/31/2014	19.60	0.47	(0.02)	0.45	(0.44)	(2.02)	17.59	2.09	963,396	100	0.64	2.37
12/31/2013	15.21	0.44	5.12	5.56	(0.44)	(0.73)	19.60	36.86 (e)	1,043,106	81	0.64	2.48
12/31/2012	13.26	0.50	1.83	2.33	(0.31)	(0.07)	15.21	17.70	677,199	84	0.64	3.50
12/31/2011	12.50	0.33	0.78	1.11	(0.35)	—	13.26	8.87	588,267	100	0.64	2.48
12/31/2010	10.40	0.36	2.01	2.37	(0.27)	—	12.50	22.85	544,590	109	0.65	3.11
Class B
06/30/2015	17.79	0.21	(0.34)	(0.13)	—	—	17.66	(0.73)	470	75	0.44	2.42
12/31/2014	19.79	0.51	(0.01)	0.50	(0.48)	(2.02)	17.79	2.30	653	100	0.44	2.57
12/31/2013	15.34	0.48	5.16	5.64	(0.46)	(0.73)	19.79	37.11 (e)	638	81	0.44	2.67
12/31/2012	13.37	0.54	1.84	2.38	(0.34)	(0.07)	15.34	17.90	562	84	0.44	3.71
12/31/2011	12.59	0.35	0.80	1.15	(0.37)	—	13.37	9.15	501	100	0.44	2.66
12/31/2010	10.46	0.39	2.03	2.42	(0.29)	—	12.59	23.16	423	109	0.45	3.30
JNL/Mellon Capital JNL 5 Fund
Class A
06/30/2015	13.21	0.17	(0.24)	(0.07)	—	—	13.14	(0.53)	3,626,143	67	0.64	2.58
12/31/2014	12.11	0.33	1.04	1.37	(0.27)	—	13.21	11.32	3,461,552	65	0.64	2.65
12/31/2013	9.43	0.23	2.75	2.98	(0.30)	—	12.11	31.68 (e)	3,586,432	59	0.64	2.11
12/31/2012	8.23	0.25	1.23	1.48	(0.28)	—	9.43	18.04	3,115,051	67	0.64	2.76
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)	—	8.23	(2.07)	3,037,863	64	0.64	2.78
12/31/2010	7.58	0.24	1.05	1.29	(0.17)	—	8.70	17.11	3,545,906	90	0.64	3.11
Class B
06/30/2015	13.25	0.18	(0.25)	(0.07)	—	—	13.18	(0.53)	12,249	67	0.44	2.79
12/31/2014	12.14	0.35	1.06	1.41	(0.30)	—	13.25	11.59	11,465	65	0.44	2.83
12/31/2013	9.45	0.25	2.76	3.01	(0.32)	—	12.14	31.96 (e)	10,840	59	0.44	2.31
12/31/2012	8.25	0.27	1.23	1.50	(0.30)	—	9.45	18.25	8,868	67	0.44	2.97
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)	—	8.25	(1.85)	7,978	64	0.44	2.98
12/31/2010	7.60	0.26	1.05	1.31	(0.19)	—	8.72	17.27	9,381	90	0.44	3.31

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Communications Sector Fund
Class A
06/30/2015	$4.67	$0.07	$0.06	$0.13	$—	$—	$4.80	2.78%	$128,338	10%	0.68%	2.79%
12/31/2014	4.55	0.15	0.10	0.25	(0.13)	—	4.67	5.52	134,685	56	0.68	3.12
12/31/2013	3.84	0.14	0.66	0.80	(0.09)	—	4.55	21.02	136,987	48	0.70	3.21
12/31/2012	3.26	0.12	0.54	0.66	(0.08)	—	3.84	20.34	102,731	59	0.70	3.31
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	—	3.26	(3.19)	59,255	42	0.71	3.45
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	—	3.47	22.53	63,680	50	0.72	3.70
Class B
06/30/2015	4.46	0.05	0.08	0.13	—	—	4.59	2.91	165	10	0.48	2.26
12/31/2014	4.35	0.15	0.10	0.25	(0.14)	—	4.46	5.74	88	56	0.48	3.34
12/31/2013	3.67	0.14	0.64	0.78	(0.10)	—	4.35	21.34	109	48	0.50	3.44
12/31/2012	3.11	0.13	0.52	0.65	(0.09)	—	3.67	20.83	94	59	0.50	3.75
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	—	3.11	(3.18)	107	42	0.51	3.73
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	—	3.32	22.55	153	50	0.52	3.84
JNL/Mellon Capital Consumer Brands Sector Fund
Class A
06/30/2015	18.16	0.08	1.03	1.11	—	—	19.27	6.11	676,172	8	0.65	0.82
12/31/2014	17.25	0.13	1.72	1.85	(0.10)	(0.84)	18.16	10.81	550,913	43	0.66	0.76
12/31/2013	12.58	0.12	5.03	5.15	(0.09)	(0.39)	17.25	41.11	521,754	20	0.67	0.76
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47	228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	—	10.53	6.53	112,726	36	0.70	0.99
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	—	9.93	22.76	78,065	30	0.71	0.91
Class B
06/30/2015	18.41	0.10	1.05	1.15	—	—	19.56	6.25	248	8	0.45	1.02
12/31/2014	17.47	0.17	1.73	1.90	(0.12)	(0.84)	18.41	11.00	184	43	0.46	0.97
12/31/2013	12.72	0.13	5.11	5.24	(0.10)	(0.39)	17.47	41.38	197	20	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72	268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	—	10.63	6.79	166	36	0.50	1.16
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	—	10.01	22.92	150	30	0.51	1.08
JNL/Mellon Capital Financial Sector Fund
Class A
06/30/2015	11.20	0.10	(0.07)	0.03	—	—	11.23	0.27	622,803	6	0.65	1.72
12/31/2014	10.22	0.15	1.18	1.33	(0.09)	(0.26)	11.20	13.06	596,274	21	0.66	1.44
12/31/2013	7.76	0.11	2.47	2.58	(0.07)	(0.05)	10.22	33.35	472,278	13	0.67	1.24
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	—	7.76	26.12	236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	—	6.21	(12.89)	160,983	31	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	—	7.19	13.49	182,141	24	0.69	0.86
Class B
06/30/2015	11.20	0.11	(0.08)	0.03	—	—	11.23	0.27	384	6	0.45	1.92
12/31/2014	10.21	0.17	1.19	1.36	(0.11)	(0.26)	11.20	13.32	393	21	0.46	1.62
12/31/2013	7.75	0.13	2.46	2.59	(0.08)	(0.05)	10.21	33.52	351	13	0.47	1.42
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	—	7.75	26.56	289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	—	6.19	(12.76)	225	31	0.48	1.43
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	—	7.17	13.68	247	24	0.49	1.05

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Healthcare Sector Fund
Class A
06/30/2015	$25.09	$0.10	$2.71	$2.81	$—	$—	$27.90	11.20%	$3,082,809	10%	0.64%	0.72%
12/31/2014	20.32	0.20	4.91	5.11	(0.11)	(0.23)	25.09	25.14	2,040,005	18	0.65	0.89
12/31/2013	14.61	0.21	5.77	5.98	(0.11)	(0.16)	20.32	40.99	1,049,978	8	0.66	1.14
12/31/2012	12.48	0.22	2.09	2.31	(0.11)	(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)	—	12.48	10.88	271,364	27	0.68	1.40
12/31/2010	11.04	0.15	0.28	0.43	(0.12)	—	11.35	3.88	170,516	17	0.69	1.31
Class B
06/30/2015	25.16	0.12	2.72	2.84	—	—	28.00	11.29	1,416	10	0.44	0.91
12/31/2014	20.35	0.25	4.92	5.17	(0.13)	(0.23)	25.16	25.39	1,106	18	0.45	1.09
12/31/2013	14.62	0.24	5.78	6.02	(0.13)	(0.16)	20.35	41.20	724	8	0.46	1.35
12/31/2012	12.47	0.25	2.10	2.35	(0.13)	(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)	—	12.47	11.13	302	27	0.48	1.59
12/31/2010	11.01	0.17	0.28	0.45	(0.13)	—	11.33	4.13	281	17	0.49	1.52
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
06/30/2015	30.04	0.31	(1.63)	(1.32)	—	—	28.72	(4.39)	1,367,044	1	0.64	2.12
12/31/2014	34.53	0.57	(4.13)	(3.56)	(0.39)	(0.54)	30.04	(10.36)	1,213,723	14	0.65	1.61
12/31/2013	28.21	0.47	6.65	7.12	(0.39)	(0.41)	34.53	25.34	1,167,730	10	0.66	1.48
12/31/2012	27.43	0.40	0.79	1.19	(0.31)	(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)	—	27.43	3.27	864,716	14	0.66	1.14
12/31/2010	22.67	0.28	4.04	4.32	(0.23)	—	26.76	19.11	656,024	14	0.67	1.26
Class B
06/30/2015	30.46	0.35	(1.66)	(1.31)	—	—	29.15	(4.30)	1,321	1	0.44	2.32
12/31/2014	34.99	0.64	(4.18)	(3.54)	(0.45)	(0.54)	30.46	(10.18)	1,527	14	0.45	1.81
12/31/2013	28.56	0.54	6.74	7.28	(0.44)	(0.41)	34.99	25.62	1,668	10	0.46	1.66
12/31/2012	27.77	0.47	0.78	1.25	(0.36)	(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)	—	27.77	3.50	1,132	14	0.46	1.34
12/31/2010	22.90	0.33	4.10	4.43	(0.27)	—	27.06	19.37	1,082	14	0.47	1.45
JNL/Mellon Capital Technology Sector Fund
Class A
06/30/2015	10.77	0.04	0.11	0.15	—	—	10.92	1.39	1,115,465	3	0.64	0.76
12/31/2014	9.12	0.10	1.78	1.88	(0.06)	(0.17)	10.77	20.61	975,364	29	0.66	0.97
12/31/2013	7.39	0.08	1.84	1.92	(0.05)	(0.14)	9.12	26.18	608,457	12	0.67	1.05
12/31/2012	7.03	0.06	0.72	0.78	(0.02)	(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)	(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
12/31/2010	6.45	0.02	0.76	0.78	(0.01)	—	7.22	12.11	292,219	34	0.68	0.26
Class B
06/30/2015	10.92	0.05	0.11	0.16	—	—	11.08	1.47	424	3	0.44	0.97
12/31/2014	9.24	0.12	1.80	1.92	(0.07)	(0.17)	10.92	20.79	402	29	0.46	1.17
12/31/2013	7.48	0.10	1.87	1.97	(0.07)	(0.14)	9.24	26.46	381	12	0.47	1.25
12/31/2012	7.10	0.08	0.73	0.81	(0.03)	(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)	(0.16)	7.10	(0.18)	305	26	0.47	0.54
12/31/2010	6.51	0.03	0.77	0.80	(0.02)	—	7.29	12.26	451	34	0.48	0.45

(a)         Annualized for periods less than one year.

(b)         Calculated using the average shares method.

(c)          Total return assumes reinvestment of all distributions for the period.  Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)         Not annualized for periods of less than one year.

(e)          Total return for the Fund includes class action settlement proceeds.  The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows:  JNL/Mellon Capital Global 15 Fund - 13.19%; JNL/Mellon Capital 25 Fund - 36.79% and 37.04%; JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 1.  ORGANIZATION

The JNL Variable Fund LLC (“JNL Variable Fund” or “Company”) is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999, as amended December 3, 2014.  The JNL Variable Fund includes thirteen (13) separate Funds, (each a “Fund”, and collectively, “Funds”) listed in the table below.  The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds’ prospectus.  The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”) and their shares are registered under the Securities Act of 1933, as amended (“1933 Act”).

Jackson National Asset Management, LLC (“JNAM”, the “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Shares of each Fund are sold to life insurance company separate accounts and other affiliated registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies.  Shares may also be sold directly to qualified and non-qualified retirement plans and to other affiliated funds.  The Funds and each Fund’s Sub-Adviser are:

Fund:	Sub-Adviser:

JNL/Mellon Capital Dow 10 Fund, JNL/Mellon Capital Global 15 Fund, JNL/Mellon Capital Nasdaq 25 Fund, JNL/Mellon Capital S&P 24 Fund, JNL/Mellon Capital S&P SMid 60 Fund, JNL/Mellon Capital 25 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, JNL/Mellon Capital Technology Sector Fund

Mellon Capital Management Corporation

All Funds, except for JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund, are regulated investment companies (each a “RIC Fund”) and offer Class A and Class B shares.  The two classes differ principally in applicable 12b-1 fees.  Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes.  Each share class also has different voting rights on matters affecting a single class.  No class has preferential dividend rights.  JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests solely owned by Jackson National Separate Account-I.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP.  For all the RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, for the RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards.  For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.  Interest income is accrued daily.  Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund.  Expenses attributable to a specific class of shares are charged to that class.  Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.  When a capital gains tax is determined to apply, a Fund will record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of June 30, 2015 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Dow 10 Fund
Common Stocks	$556,913	$—	$—	$556,913
Short Term Investments	1,023	—	—	1,023
Fund Total	$557,936	$—	$—	$557,936
JNL/Mellon Capital Global 15 Fund
Common Stocks	$142,065	$295,004	$—	$437,069
Fund Total	$142,065	$295,004	$—	$437,069
JNL/Mellon Capital Nasdaq 25 Fund
Common Stocks	$1,033,042	$—	$—	$1,033,042
Short Term Investments	4,147	—	—	4,147
Fund Total	$1,037,189	$—	$—	$1,037,189
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$754,312	$—	$—	$754,312
Fund Total	$754,312	$—	$—	$754,312
JNL/Mellon Capital S&P SMid 60 Fund
Common Stocks	$384,000	$—	$—	$384,000
Fund Total	$384,000	$—	$—	$384,000
JNL/Mellon Capital 25 Fund
Common Stocks	$812,103	$—	$—	$812,103
Fund Total	$812,103	$—	$—	$812,103
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$3,110,768	$510,442	$—	$3,621,210
Short Term Investments	39,577	—	—	39,577
Fund Total	$3,150,345	$510,442	$—	$3,660,787
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$128,688	$—	$—	$128,688
Short Term Investments	5,809	—	—	5,809
Fund Total	$134,497	$—	$—	$134,497
JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$673,608	$—	$—	$673,608
Short Term Investments	28,376	—	—	28,376
Fund Total	$701,984	$—	$—	$701,984
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$620,994	$—	$—	$620,994
Short Term Investments	16,407	—	—	16,407
Fund Total	$637,401	$—	$—	$637,401
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$3,080,251	$—	$—	$3,080,251
Rights	—	—	—	—
Short Term Investments	121,427	—	—	121,427
Fund Total	$3,201,678	$—	$—	$3,201,678

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,368,759	$—	$—	$1,368,759
Short Term Investments	44,544	—	—	44,544
Fund Total	$1,413,303	$—	$—	$1,413,303
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$1,111,419	$—	$—	$1,111,419
Short Term Investments	25,596	—	—	25,596
Fund Total	$1,137,015	$—	$—	$1,137,015

The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 during the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2015.

NOTE 4.  INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral - All Funds participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral may be invested in U.S., UK and certain Eurozone government securities; U.S. government agencies debt securities; and U.S. government sponsored agencies debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (“Custodians”) serve as securities lending agents to the eligible Funds of the Trust for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Lending Trust — Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC or the State Street Navigator Lending Trust — Prime Portfolio.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned.  Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities.  The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities.  Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk - A Fund may concentrate its investments in a particular industry.  Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

others.  To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

NOTE 5.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - The Company, on behalf of each Fund, has entered into an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services to each Fund.  Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services.  The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to $100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Administrative Fee - JNAM also serves as the “Administrator” to the Funds.  The Funds pay an annual administrative fee of 0.15% of the average daily net assets of each Fund, accrued daily and paid monthly, except for the JNL/Mellon Capital Global 15 Fund, which pays an annual administrative fee of 0.20% of the average daily net assets.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

Distribution Fees - The Funds have adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Funds will pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares.  To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services.  Under the Plan, each Fund accrues the Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A shares, and pays the fee monthly to JNLD.  JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries.  Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for manager fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in board of manager fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended June 30, 2015, certain Funds invested in a money market fund which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser.  The total value and cost of such affiliated investments are disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 6.  BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes.  The Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA.  Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis.  The Funds pay an annual fee of 0.10% of the available commitments and an annual administration fee to JPM Chase.  Prior to June 5, 2015, the Funds paid an annual fee of 0.075% of the available commitments and an annual administration fee to JPM Chase.  These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets and are included in other expenses in each Fund’s Statement of Operations.  No amounts were borrowed under the facility during the period.

NOTE 7.  FUND ACQUISITIONS

Taxable Exchange - The following tables include information (in thousands) relating to an acquisition that was completed on April 27, 2015 by a taxable exchange of shares of Class A and B shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board at a meeting held on January 13, 2015.  The purpose of the acquisition was to combine Funds with comparable investment objectives and strategies.  For financial reporting purposes, shares were issued at NAV based on the fair value of the assets received by the acquiring Fund.  The cost basis for investments in the acquired Funds was carried forward to the acquiring Funds at market value of the investments.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund
Class A	Class A	$430,732	27,353	$414,198	29,726	30,927
Class B	Class B	213	28	589	49	18
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital JNL 5 Fund
Class A	Class A	447,832	36,541	3,430,084	251,093	32,796
Class B	Class B	1,144	84	11,517	840	84

Assuming the April 27, 2015 acquisition had been completed on January 1, 2015, the acquiring Fund’s pro forma results of operations (in thousands) for the period ended June 30, 2015, would have been:

Acquiring Fund	Net Investment Income	Net Realized Gain	Net Change in Unrealized Appreciation/ (Depreciation)	Net Decrease in Net Assets from Operations
JNL/Mellon Capital S&P 24 Fund	$2,852	$67,916	$(103,100)	$(32,332)
JNL/Mellon Capital JNL 5 Fund	47,773	326,196	(388,289)	(14,320)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund that has been included in the acquiring Fund’s Statements of Operations since April 27, 2015 for the acquisition.

NOTE 8.  INCOME TAX MATTERS

JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests owned by a single entity:  Jackson National Separate Account-I.  Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

Each RIC Fund is a separate taxpayer for federal income tax purposes.  Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest, dividends, and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments.  These reclassifications have no impact on net assets.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

At December 31, 2014, the Funds’ last fiscal year end, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains.  Details of the capital loss carryfowards (in thousands) are listed in the table below.  Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
JNL/Mellon Capital JNL 5 Fund	2017	$775,111	$—	$—	$775,111

At December 31, 2014, the Funds’ last fiscal year end, the Funds did not elect to defer capital, currency and/or PFIC mark-to-market losses realized after October 31, 2014 (“Post-October losses”).

As of June 30, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 25 Fund	$962,474	$127,582	$(52,867)	$74,715
JNL/Mellon Capital S&P 24 Fund	785,887	17,456	(49,031)	(31,575)
JNL/Mellon Capital S&P SMid 60 Fund	360,641	38,677	(15,318)	23,359
JNL/Mellon Capital 25 Fund	810,245	43,761	(41,903)	1,858
JNL/Mellon Capital JNL 5 Fund	3,507,378	350,514	(197,105)	153,409
JNL/Mellon Capital Communications Sector Fund	128,849	10,645	(4,997)	5,648
JNL/Mellon Capital Consumer Brands Sector Fund	587,612	131,867	(17,495)	114,372
JNL/Mellon Capital Financial Sector Fund	562,557	87,181	(12,337)	74,844
JNL/Mellon Capital Healthcare Sector Fund	2,649,593	596,728	(44,643)	552,085
JNL/Mellon Capital Oil & Gas Sector Fund	1,457,798	132,311	(176,806)	(44,495)
JNL/Mellon Capital Technology Sector Fund	961,327	210,113	(34,425)	175,688

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2014 was as follows:

	Net Ordinary Income*	Long-term Capital Gain**
JNL/Mellon Capital Nasdaq 25 Fund	$13,698	$39,865
JNL/Mellon Capital S&P 24 Fund	19,416	47,465
JNL/Mellon Capital S&P SMid 60 Fund	31,219	22,284
JNL/Mellon Capital 25 Fund	38,603	81,524
JNL/Mellon Capital JNL 5 Fund	70,718	—
JNL/Mellon Capital Communications Sector Fund	3,763	—
JNL/Mellon Capital Consumer Brands Sector Fund	2,900	24,123
JNL/Mellon Capital Financial Sector Fund	4,719	12,712
JNL/Mellon Capital Healthcare Sector Fund	9,732	16,990
JNL/Mellon Capital Oil & Gas Sector Fund	16,055	20,056
JNL/Mellon Capital Technology Sector Fund	5,203	14,575

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

**The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2014.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2011, 2012, 2013 and 2014, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2015.

NOTE 9.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

At a meeting held June 3, 2015, the Board voted to approve the merger of JNL/Mellon Capital 25 Fund into JNL/S&P 4 Fund effective after close of business on September 25, 2015, subject to shareholder approval by the acquired Fund.

JNL Variable Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

Effective July 1, 2015, the advisory fee, which is accrued daily and paid monthly based on the average daily net assets, for JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund and JNL/Mellon Capital Technology Sector Fund was changed as follows:

Prior to July 1, 2015:
Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to $100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Effective July 1, 2015:
Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to $100 million	0.31
$100 million to $750 million	0.28
$750 million to $3 billion	0.27
Over $3 billion	0.26

At a meeting held August 19, 2015, the Board voted to approve the following administrative fee changes effective October 1, 2015. For Funds with a current administrative fee of 0.20%, the administrative fee will be 0.15% on average daily net assets between $0 - $3 billion and 0.13% on average daily net assets over $3 billion.  For Funds with a current administrative fee of 0.15%, the administrative fee will be 0.13% on average daily net assets over $3 billion.

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

JNL Variable Fund LLC (Unaudited)

Additional Disclosures

June 30, 2015

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Dow 10 Fund
Class A	$1,000.00	$1,002.10	0.66%	$3.28	$1,000.00	$1,021.50	0.66%	$3.31
JNL/Mellon Capital Global 15 Fund
Class A	1,000.00	1,048.40	0.70	3.56	1,000.00	1,021.32	0.70	3.51
JNL/Mellon Capital Nasdaq 25 Fund
Class A	1,000.00	1,003.30	0.67	3.33	1,000.00	1,021.45	0.67	3.36
Class B	1,000.00	1,004.40	0.47	2.34	1,000.00	1,022.44	0.47	2.36
JNL/Mellon Capital S&P 24 Fund
Class A	1,000.00	961.80	0.68	3.31	1,000.00	1,021.44	0.68	3.41
Class B	1,000.00	962.70	0.48	2.34	1,000.00	1,022.44	0.48	2.41
JNL/Mellon Capital S&P SMid 60 Fund
Class A	1,000.00	1,005.50	0.68	3.38	1,000.00	1,021.44	0.68	3.41
Class B	1,000.00	1,006.30	0.48	2.39	1,000.00	1,022.44	0.48	2.41
JNL/Mellon Capital 25 Fund
Class A	1,000.00	992.00	0.64	3.16	1,000.00	1,021.63	0.64	3.21
Class B	1,000.00	992.70	0.44	2.17	1,000.00	1,022.63	0.44	2.21
JNL/Mellon Capital JNL 5 Fund
Class A	1,000.00	994.70	0.64	3.17	1,000.00	1,021.63	0.64	3.21
Class B	1,000.00	994.70	0.44	2.18	1,000.00	1,022.63	0.44	2.21
JNL/Mellon Capital Communications Sector Fund
Class A	1,000.00	1,027.80	0.68	3.42	1,000.00	1,021.44	0.68	3.41
Class B	1,000.00	1,029.10	0.48	2.41	1,000.00	1,022.44	0.48	2.41
JNL/Mellon Capital Consumer Brands Sector Fund
Class A	1,000.00	1,061.10	0.65	3.32	1,000.00	1,021.57	0.65	3.26
Class B	1,000.00	1,062.50	0.45	2.30	1,000.00	1,022.57	0.45	2.26
JNL/Mellon Capital Financial Sector Fund
Class A	1,000.00	1,002.70	0.65	3.23	1,000.00	1,021.57	0.65	3.26
Class B	1,000.00	1,002.70	0.45	2.23	1,000.00	1,022.57	0.45	2.26
JNL/Mellon Capital Healthcare Sector Fund
Class A	1,000.00	1,112.00	0.64	3.35	1,000.00	1,021.63	0.64	3.21
Class B	1,000.00	1,112.90	0.44	2.31	1,000.00	1,022.63	0.44	2.21
JNL/Mellon Capital Oil & Gas Sector Fund
Class A	1,000.00	956.10	0.64	3.10	1,000.00	1,021.63	0.64	3.21
Class B	1,000.00	957.00	0.44	2.14	1,000.00	1,022.63	0.44	2.21
JNL/Mellon Capital Technology Sector Fund
Class A	1,000.00	1,013.90	0.64	3.20	1,000.00	1,021.63	0.64	3.21
Class B	1,000.00	1,014.70	0.44	2.20	1,000.00	1,022.63	0.44	2.21

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

JNL Variable Fund LLC (Unaudited)

Additional Disclosures

June 30, 2015

Proxy Voting Policies and Procedures and Proxy Voting Record.  A description of the Policy of the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers.  The following persons, who are independent Managers of the Fund received from the Fund the compensation amounts indicated for the services as such for the six-month period ended June 30, 2015:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL VARIABLE FUND(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL VARIABLE FUND AND FUND COMPLEX
Michael Bouchard	$11,021	$0	$0	$131,500	(3)
Ellen Carnahan	$11,105	$0	$0	$132,500	(4)
William J. Crowley, Jr.(2)	$12,991	$0	$0	$155,000	(5)
Michelle Engler	$10,686	$0	$0	$127,500
John Gillespie	$10,267	$0	$0	$122,500	(6)
Richard McLellan	$10,686	$0	$0	$127,500
William R. Rybak	$11,440	$0	$0	$136,500
Edward Wood	$11,105	$0	$0	$132,500	(8)
Patricia Woodworth	$10,267	$0	$0	$122,500	(9)

(1)         The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust, JNL Series Trust, and JNL Strategic Income Fund LLC (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers is $1,188,000.

(2)         Mr. Crowley is an ex officio member of the Governance Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee.

(3)         Amount includes $6,450 deferred by Mr. Bouchard.

(4)         Amount includes $66,250 deferred by Ms. Carnahan.

(5)         Amount includes $124,000 deferred by Mr. Crowley.

(6)         Amount includes $61,250 deferred by Mr. Gillespie.

(7)         Amount includes $132,500 deferred by Mr. Wood.

(8)         Amount includes $51,000 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Fund, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On April 2, 2015, a special meeting of shareholders (“Meeting”) of the JNL/Mellon Capital JNL Optimized 5 Fund of the JNL Variable Fund LLC (the “JNLVF”) was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The Meeting was held for the following purpose (and with the following results):

Proposal No. 1: To approve the Plan of Reorganization, adopted by the JNLVF’s Board of Managers, which provides for the reorganization of the JNL Optimized 5 Fund into the JNL/Mellon Capital JNL 5 Fund, also a series of the JNLVF.

Fund Name	For	Against	Abstain	Total
JNL/Mellon Capital JNL Optimized 5 Fund	31,938,582.096	1,315,492.850	3,962,128.731	37,216,203.677

SUPPLEMENT DATED JUNE 10, 2015

TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Name Change and Strategy Change for JNL/Mellon Capital DowSM 10 Fund

On June 2-3, 2015, the Board of Managers (the “Board”) of the JNL Variable Fund LLC (the “VFLLC”) approved a change in investment strategy for JNL/Mellon Capital DowSM 10 Fund.  Contract owners will be sent an Information Statement containing additional information on the change in investment strategy for the JNL/Mellon Capital DowSM 10 Fund. In conjunction with the change in investment strategy, the name of the Fund will change to JNL/Mellon Capital Dow Index Fund.  The change in investment strategy and name is not subject to shareholder approval and is expected to take place on or around September 21, 2015.

Name Change and Strategy Change for JNL/Mellon Capital Global 15 Fund

On June 2-3, 2015, the Board of the VFLLC approved a change in investment strategy for JNL/Mellon Capital Global 15 Fund.  In conjunction with the change in investment strategy, the name of the Fund will change to JNL/Mellon Capital Global 30 Fund.  The change in investment strategy and name is not subject to shareholder approval and is expected to take place on or around September 21, 2015.

This Supplement is dated June 10, 2015.

(To be used with JMV7698 04/15, VC5869 04/15, JMV7697 04/15, VC5890 04/15, VC5890ML 04/15, VC4224 04/15, JMV8798 04/15, JMV9476 04/15, JMV5763ML 04/15, JMV9476ML 04/15, JMV5763WF 04/15, JMV9476WF 04/15, VC5995 04/15, JMV5765 04/15, JMV2731 04/15, JMV9476L 04/15, VC3652 04/15, JMV7698NY 04/15, NV5869 04/15, JMV7697NY 04/15, NV5890 04/15, NV4224 04/15, JMV9476NY 04/15, NV4224WF 04/15, JMV9476WFNY 04/15, NMV2731 04/15, JMV9476LNY 04/15, FVC4224FT 04/15, VC5526 04/15, VC3656 04/15, NV5526 04/15, NV3174GW 04/15, NV3174CEGW 04/15, NV3784 04/15, and NV5825GW 04/15.)

CMX15488 06/15

SUPPLEMENT DATED JUNE 10, 2015

TO THE PROSPECTUS DATED APRIL 27, 2015

JNL® VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Mellon Capital 25 Fund

On June 2-3, 2015, the Board of Managers (the “Board”) of the JNL Variable Fund LLC (the “VFLLC”) approved the proposed reorganization of the JNL/Mellon Capital 25 Fund (“MC 25 Fund” or “Acquired Fund”), a series of the VFLLC, into the JNL/S&P 4 Fund (“S&P 4 Fund” or “Acquiring Fund”) (the “Reorganization”), a series of the JNL Series Trust (“Trust”).

The Reorganization is subject to approval by the shareholders of the MC 25 Fund at a shareholders’ meeting expected to be held in August 2015, as well as the satisfactory completion of due diligence on the S&P 4 Fund.  If approved, it is expected that the Reorganization will take place on or around September 21, 2015 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the MC 25 Fund’s assets and liabilities would be transferred to the S&P 4 Fund in return for shares of the S&P 4 Fund having an aggregate net asset value equal to MC 25 Fund as of the Closing Date.  These S&P 4 Fund shares would be distributed pro rata to shareholders of the MC 25 Fund in exchange for their MC 25 Fund shares.  MC 25 Fund shareholders on the Closing Date would thus become shareholders of the S&P 4 Fund and receive shares of the S&P 4 Fund with a total net asset value equal to that of their shares of the S&P 4 Fund on the Closing Date. Shareholders will not pay any sales charges in connection with the Reorganization.

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization and whether the Reorganization qualifies as a tax-free reorganization under Section 368(a)(1) of the Code.  In the event the Reorganization qualifies as a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders. The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization.  The Acquired Fund will recognize gain or loss upon such dispositions; any such gains will be distributed to Acquired Fund shareholders.  In the event the Reorganization does not qualify as a tax-free reorganization, the Acquired Fund will recognize gain or loss on the transfer of its portfolio assets to Acquiring Fund, and the Acquired Fund shareholders will recognize gain or loss on the exchange of their shares for Acquiring Fund shares.

The investment objectives and principal investment strategies of the MC 25 Fund and the S&P 4 Fund are comparable and the risk profiles for both Funds overlap.  The MC 25 Fund and the S&P 4 Fund have different investment advisers.  A full description of the S&P 4 Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the MC 25 Fund on or about July 13, 2015.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of S&P 4 Fund, nor is it a solicitation of any proxy.  For more information regarding S&P 4 Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated June 10, 2015.

(To be used with JMV7698 04/15, VC5869 04/15, JMV7697 04/15, VC5890 04/15, VC5890ML 04/15, VC4224 04/15, JMV8798 04/15, JMV9476 04/15, JMV5763ML 04/15, JMV9476ML 04/15, JMV5763WF 04/15, JMV9476WF 04/15, VC5995 04/15, JMV5765 04/15, JMV2731 04/15, JMV9476L 04/15, VC3652 04/15, VC5825GW 04/15, VC5885GW 04/15, VC5884GW 04/15, JMV7698NY 04/15, NV5869 04/15, JMV7697NY 04/15, NV5890 04/15, NV4224 04/15, JMV9476NY 04/15, NV4224WF 04/15, JMV9476WFNY 04/15, NMV2731 04/15, JMV9476LNY 04/15, FVC4224FT 04/15, VC5526 04/15, VC3656 04/15, VC3657 04/15, VC3723 04/15, NV5526 04/15, NV3174GW 04/15, NV3174CEGW 04/15, NV3784 04/15, and NV5825GW 04/15.)

CMX15487 06/15

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)           Below is a Schedule I — Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital JNL 5 Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2015, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

June 30, 2015

JNL/Mellon Capital JNL 5 Fund

	Shares	Value
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 13.2%
Asbury Automotive Group Inc. (c)	139	$12,600
BJ’s Restaurants Inc. (c)	124	6,013
Cablevision Systems Corp. - Class A	1,482	35,469
Cato Corp. - Class A	124	4,806
Cimpress NV (c)	152	12,795
Cinemark Holdings Inc.	836	33,595
Core-Mark Holding Co. Inc.	108	6,419
Diamond Resorts International Inc. (c)	353	11,146
G-III Apparel Group Ltd. (c)	211	14,864
Gentherm Inc. (c)	167	9,193
Helen of Troy Ltd. (c)	134	13,015
L Brands Inc.	847	72,597
Leggett & Platt Inc.	689	33,531
Marriott International Inc. - Class A	949	70,608
Marriott Vacations Worldwide Corp.	153	14,073
Mattress Firm Holding Corp. (c) (d)	164	9,997
McDonald’s Corp.	779	74,072
Motorcar Parts of America Inc. (c)	82	2,460
Popeyes Louisiana Kitchen Inc. (c)	108	6,489
Skechers U.S.A. Inc. - Class A (c)	194	21,348
Sonic Corp.	250	7,193
Universal Electronics Inc. (c)	74	3,669
Zumiez Inc. (c)	138	3,683
		479,635
CONSUMER STAPLES - 13.6%
Cal-Maine Foods Inc. (d)	206	10,729
Calavo Growers Inc.	82	4,243
Campbell Soup Co.	662	31,567
Clorox Co.	276	28,735
Coca-Cola Co.	2,837	111,292
ConAgra Foods Inc.	809	35,354
General Mills Inc.	550	30,668
Ingles Markets Inc. - Class A	64	3,078
Kellogg Co.	447	28,000
Kimberly-Clark Corp.	249	26,408
Kroger Co.	1,137	82,432
Sysco Corp.	729	26,310
Tesco Plc	17,269	57,536
USANA Health Sciences Inc. (c)	57	7,850
Vector Group Ltd.	535	12,546
		496,748
ENERGY - 11.8%
BP Plc	8,064	53,516
Chevron Corp.	663	63,993
China Petroleum & Chemical Corp.	58,392	50,104
Exxon Mobil Corp.	795	66,139
Marathon Oil Corp.	1,052	27,926
Murphy Oil Corp.	602	25,008
Murphy USA Inc. (c)	216	12,044
National Oilwell Varco Inc.	461	22,251
PetroChina Co. Ltd.	42,488	47,319
Phillips 66	423	34,053
Targa Resources Corp.	289	25,808
		428,161
FINANCIALS - 8.6%
Acadia Realty Trust	321	9,341
American Assets Trust Inc.	200	7,843
Associated Estates Realty Corp.	268	7,680
Bank of China Ltd. - Class H	83,658	54,292
BGC Partners Inc. - Class A	869	7,601
Cash America International Inc.	135	3,526
Chatham Lodging Trust	161	4,266
Chesapeake Lodging Trust	257	7,838
China Construction Bank Corp. - Class H	56,841	51,848
DiamondRock Hospitality Co.	920	11,784
DuPont Fabros Technology Inc.	311	9,149
Education Realty Trust Inc.	222	6,951
FelCor Lodging Trust Inc.	592	5,846
Healthcare Realty Trust Inc.	460	10,704
Hersha Hospitality Trust	239	6,121
HFF Inc. - Class A	176	7,332
Hudson Pacific Properties Inc.	316	8,972
Industrial & Commercial Bank of China Ltd. - Class H	64,036	50,814
Piper Jaffray Cos. (c)	76	3,325
Sovran Self Storage Inc.	157	13,681
Summit Hotel Properties Inc.	408	5,314
Sun Communities Inc.	227	14,037
Universal Insurance Holdings Inc.	162	3,910
Winthrop Realty Trust	173	2,620
		314,795
HEALTH CARE - 11.9%
Abaxis Inc.	107	5,527
Abiomed Inc. (c)	191	12,558
Acorda Therapeutics Inc. (c)	195	6,499
AMN Healthcare Services Inc. (c)	221	6,982
Baxter International Inc.	402	28,132
Bio-Reference Labs Inc. (c)	131	5,403
Chemed Corp.	80	10,519
DepoMed Inc. (c)	272	5,836
Eli Lilly & Co.	414	34,554
Enanta Pharmaceuticals Inc. (c)	87	3,893
ExamWorks Group Inc. (c)	187	7,317
GlaxoSmithKline Plc	2,294	47,701
Lannett Co. Inc. (c)	169	10,019
Merck & Co. Inc.	1,235	70,331
Molina Healthcare Inc. (c)	226	15,878
Myriad Genetics Inc. (c) (d)	342	11,632
Natus Medical Inc. (c)	151	6,423
OraSure Technologies Inc. (c)	273	1,471
Pfizer Inc.	3,837	128,651
Providence Services Corp. (c)	74	3,297
Repligen Corp. (c)	155	6,398
Sucampo Pharmaceuticals Inc. (c)	206	3,386
		432,407
INDUSTRIALS - 14.8%
ACCO Brands Corp. (c)	526	4,090
Allegiant Travel Co.	82	14,508
ArcBest Corp.	123	3,919
Astronics Corp. (c)	70	4,936
Caterpillar Inc.	824	69,880
Delta Air Lines Inc.	1,484	60,971
Eaton Corp. Plc	441	29,747
Echo Global Logistics Inc. (c)	110	3,606
Emerson Electric Co.	473	26,223
General Dynamics Corp.	530	75,110
General Electric Co.	4,860	129,133
Greenbrier Cos. Inc. (d)	126	5,902
Heartland Express Inc.	413	8,357
Multi-Color Corp.	78	5,011
Saia Inc. (c)	117	4,608
Southwest Airlines Co.	1,725	57,090
Taser International Inc. (c)	247	8,227
Waste Management Inc.	559	25,902
		537,220

	Shares	Value
INFORMATION TECHNOLOGY - 7.1%
Ambarella Inc. (c) (d)	141	14,523
Blackhawk Network Holdings Inc. - Class A (c)	58	2,376
DHI Group Inc. (c)	259	2,301
Ellie Mae Inc. (c)	135	9,406
EPAM Systems Inc. (c)	224	15,961
Hewlett-Packard Co.	1,811	54,362
Hollysys Automation Technologies Ltd.	269	6,457
Leidos Holdings Inc.	674	27,225
LogMeIn Inc. (c)	113	7,317
Manhattan Associates Inc. (c)	349	20,799
Micron Technology Inc. (c)	2,121	39,966
Monolithic Power Systems Inc.	183	9,267
Net 1 UEPS Technologies Inc. (c)	220	4,017
Omnivision Technologies Inc. (c)	271	7,096
OSI Systems Inc. (c)	92	6,524
Qualys Inc. (c)	156	6,275
Rogers Corp. (c)	86	5,674
Synchronoss Technologies Inc. (c)	200	9,142
Take-Two Interactive Software Inc. (c)	397	10,940
		259,628
MATERIALS - 5.5%
Clearwater Paper Corp. (c)	93	5,323
Headwaters Inc. (c)	341	6,209
International Paper Co.	549	26,121
Neenah Paper Inc.	79	4,643
Nucor Corp.	609	26,828
Scotts Miracle-Gro Co.	478	28,299
Sherwin-Williams Co.	274	75,369
Sonoco Products Co.	670	28,701
		201,493
TELECOMMUNICATION SERVICES - 8.5%
AT&T Inc.	3,564	126,577
Consolidated Communications Holdings Inc.	239	5,020
Iridium Communications Inc. (c) (d)	435	3,955
Verizon Communications Inc.	2,567	119,656
Vodafone Group Plc	14,518	52,959
		308,167
UTILITIES - 4.5%
American States Water Co.	179	6,701
Edison International	1,102	61,244
Empire District Electric Co.	206	4,486
National Grid Plc	3,446	44,353
New Jersey Resources Corp.	394	10,866
NorthWestern Corp.	214	10,421
Portland General Electric Co.	368	12,193
WGL Holdings Inc.	234	12,692
		162,956
Total Common Stocks (cost $3,442,158)		3,621,210

SHORT TERM INVESTMENTS - 1.1%
Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	1,115	1,115
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.18% (b)	38,462	38,462
Total Short Term Investments (cost $39,577)		39,577
Total Investments - 100.6% (cost $3,481,735)		3,660,787
Other Assets and Liabilities, Net - (0.6%)		(22,395)
Total Net Assets - 100.0%		$3,638,392

Portfolio Composition:	Percentage of Total Investments
Industrials	14.7%
Consumer Staples	13.6
Consumer Discretionary	13.1
Health Care	11.8
Energy	11.7
Financials	8.6
Telecommunication Services	8.4
Information Technology	7.1
Materials	5.5
Utilities	4.4
Short Term Investments	1.1
Total Investments	100.0%

JNL/Mellon Capital Consumer Brands Sector Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 99.5%
1-800-Flowers.com Inc. - Class A (c)	7	$69
2U Inc. (c)	4	142
Aaron’s Inc.	14	508
Abercrombie & Fitch Co. - Class A (d)	14	309
Advance Auto Parts Inc.	16	2,531
Aeropostale Inc. (c) (d)	14	23
Amazon.com Inc. (c)	87	37,645
AMC Entertainment Holdings Inc. - Class A	5	146
AMC Networks Inc. - Class A (c)	13	1,098
America’s Car-Mart Inc. (c)	2	99
American Axle & Manufacturing Holdings Inc. (c)	15	311
American Eagle Outfitters Inc. (d)	39	680
American Public Education Inc. (c)	4	104
Ann Inc. (c)	9	456
Apollo Education Group Inc. - Class A (c)	22	283
ARAMARK Corp.	44	1,372
Arctic Cat Inc.	3	107
Asbury Automotive Group Inc. (c)	5	479
Ascena Retail Group Inc. (c)	31	522
Ascent Capital Group Inc. (c)	3	124
Autoliv Inc. (d)	19	2,254
AutoNation Inc. (c)	16	998
AutoZone Inc. (c)	7	4,686
Barnes & Noble Inc. (c)	9	240
Beazer Homes USA Inc. (c)	7	135
Bed Bath & Beyond Inc. (c)	41	2,826
Belmond Ltd. - Class A (c)	21	268
Best Buy Co. Inc.	69	2,241
Big 5 Sporting Goods Corp.	3	44
Big Lots Inc.	11	509
Biglari Holdings Inc. (c) (d)	—	149
BJ’s Restaurants Inc. (c)	5	221
Black Diamond Inc. (c)	4	34
Bloomin’ Brands Inc.	27	585
Blue Nile Inc. (c)	2	64

	Shares	Value
Bob Evans Farms Inc.	5	250
Boot Barn Holdings Inc. (c)	2	65
BorgWarner Inc.	50	2,841
Boyd Gaming Corp. (c)	18	263
Bridgepoint Education Inc. (c)	3	25
Bright Horizons Family Solutions Inc. (c)	8	460
Brinker International Inc.	14	809
Brunswick Corp.	20	1,037
Buckle Inc. (d)	6	287
Buffalo Wild Wings Inc. (c)	4	659
Burlington Stores Inc. (c)	16	828
Cabela’s Inc. - Class A (c) (d)	12	576
Cablevision Systems Corp. - Class A	44	1,059
Caesars Acquisition Co. - Class A (c)	12	83
Caesars Entertainment Corp. (c) (d)	14	85
Caleres Inc.	9	296
Callaway Golf Co.	17	154
Capella Education Co.	2	119
Career Education Corp. (c)	10	34
Carmax Inc. (c)	46	3,068
Carmike Cinemas Inc. (c)	5	136
Carnival Corp.	91	4,495
Carriage Services Inc.	3	76
Carter’s Inc.	12	1,241
Cato Corp. - Class A	6	234
Cavco Industries Inc. (c)	2	144
CBS Corp. - Class B	101	5,614
Charter Communications Inc. - Class A (c) (d)	19	3,174
Cheesecake Factory Inc.	10	562
Chegg Inc. (c) (d)	11	83
Chico’s FAS Inc.	32	540
Childrens Place Retail Stores Inc.	5	316
Chipotle Mexican Grill Inc. - Class A (c)	7	4,118
Choice Hotels International Inc.	8	435
Churchill Downs Inc.	3	369
Chuy’s Holdings Inc. (c) (d)	4	102
Cinemark Holdings Inc.	23	926
Clear Channel Outdoor Holdings Inc.	9	93
ClubCorp Holdings Inc.	10	248
Coach Inc.	60	2,091
Columbia Sportswear Co.	6	360
Comcast Corp. - Class A	468	28,162
Comcast Corp. - Special Class A	88	5,286
Conn’s Inc. (c) (d)	4	170
Container Store Group Inc. (c) (d)	5	79
Cooper Tire & Rubber Co.	11	386
Core-Mark Holding Co. Inc.	5	301
Cracker Barrel Old Country Store Inc. (d)	4	606
Crocs Inc. (c)	18	265
CSS Industries Inc.	1	44
CST Brands Inc.	17	672
Cumulus Media Inc. - Class A (c) (d)	30	61
D.R. Horton Inc.	72	1,982
Dana Holding Corp.	37	755
Darden Restaurants Inc.	25	1,750
Dave & Buster’s Entertainment Inc. (c)	5	182
Deckers Outdoor Corp. (c)	8	557
Del Frisco’s Restaurant Group Inc. (c)	5	94
Delphi Automotive Plc	64	5,439
Denny’s Corp. (c)	18	211
DeVry Education Group Inc.	13	389
Diamond Resorts International Inc. (c)	11	335
Dick’s Sporting Goods Inc.	21	1,095
Dillard’s Inc. - Class A	5	552
DineEquity Inc.	4	363
DIRECTV (c)	105	9,748
Discovery Communications Inc. - Class A (c) (d)	32	1,081
Discovery Communications Inc. - Class C (c)	63	1,944
DISH Network Corp. - Class A (c)	49	3,321
Dollar General Corp.	67	5,195
Dollar Tree Inc. (c)	45	3,566
Domino’s Pizza Inc.	12	1,379
Dorman Products Inc. (c) (d)	7	321
DreamWorks Animation SKG Inc. - Class A (c) (d)	16	415
Drew Industries Inc.	5	290
DSW Inc. - Class A	17	581
Dunkin’ Brands Group Inc. (d)	22	1,188
El Pollo Loco Holdings Inc. (c) (d)	4	74
Entercom Communications Corp. - Class A (c)	4	42
Entravision Communications Corp.	15	120
Ethan Allen Interiors Inc. (d)	6	148
EW Scripps Co. - Class A	12	264
Expedia Inc.	22	2,454
Express Inc. (c)	17	314
Extended Stay America Inc.	13	247
Family Dollar Stores Inc.	21	1,690
Federal-Mogul Corp. (c)	7	83
Fiesta Restaurant Group Inc. (c)	6	278
Finish Line Inc. - Class A	11	297
Five Below Inc. (c) (d)	12	460
Foot Locker Inc.	31	2,096
Ford Motor Co.	812	12,181
Fossil Group Inc. (c)	10	692
Fox Factory Holding Corp. (c)	3	50
Francesca’s Holdings Corp. (c)	10	129
Fred’s Inc. (d)	8	150
FTD Cos. Inc. (c)	4	119
G-III Apparel Group Ltd. (c)	9	635
GameStop Corp. - Class A (d)	24	1,041
Gannett Co. Inc. (c)	24	334
Gap Inc. (d)	55	2,112
Garmin Ltd.	25	1,114
General Motors Co.	319	10,623
Genesco Inc. (c)	5	343
Gentex Corp.	64	1,055
Gentherm Inc. (c)	7	408
Genuine Parts Co.	34	3,017
Global Eagle Entertainment Inc. (c) (d)	8	98
GNC Holdings Inc. - Class A (d)	19	863
Goodyear Tire & Rubber Co.	59	1,792
Graham Holdings Co.	1	1,084
Grand Canyon Education Inc. (c)	10	423
Gray Television Inc. (c)	14	224
Group 1 Automotive Inc.	5	473
Groupon Inc. - Class A (c) (d)	102	513
Guess? Inc. (d)	14	264
H&R Block Inc.	61	1,797
Habit Restaurants Inc. - Class A (c) (d)	2	66
HanesBrands Inc.	88	2,938
Harley-Davidson Inc.	46	2,594
Harman International Industries Inc.	15	1,798
Harte-Hanks Inc.	8	48
Hasbro Inc.	25	1,843
Haverty Furniture Cos. Inc. (d)	5	99
Helen of Troy Ltd. (c)	6	557
Hibbett Sports Inc. (c) (d)	6	266
Hilton Worldwide Holdings Inc. (c)	109	3,001
Home Depot Inc.	290	32,177
Houghton Mifflin Harcourt Co. (c)	31	787
Hovnanian Enterprises Inc. - Class A (c) (d)	29	78
HSN Inc.	7	513
Iconix Brand Group Inc. (c)	9	236
IMAX Corp. (c)	13	539
Installed Building Products Inc. (c)	5	116

	Shares	Value
International Speedway Corp. - Class A	6	205
Interpublic Group of Cos. Inc.	91	1,751
Interval Leisure Group Inc.	8	190
Intrawest Resorts Holdings Inc. (c)	3	34
iRobot Corp. (c) (d)	7	208
Isle of Capri Casinos Inc. (c)	4	77
J.C. Penney Co. Inc. (c) (d)	61	520
Jack in the Box Inc. (d)	8	739
Jarden Corp. (c)	40	2,077
John Wiley & Sons Inc. - Class A	10	541
Johnson Controls Inc.	144	7,133
K12 Inc. (c)	8	101
Kate Spade & Co. (c)	27	583
KB Home	19	309
Kirkland’s Inc.	3	96
Kohl’s Corp.	45	2,792
Krispy Kreme Doughnuts Inc. (c)	15	285
L Brands Inc.	55	4,698
La Quinta Holdings Inc. (c)	20	452
La-Z-Boy Inc.	12	303
Lands’ End Inc. (c) (d)	4	99
Las Vegas Sands Corp.	88	4,604
Lear Corp.	17	1,908
Leggett & Platt Inc.	30	1,478
Lennar Corp. - Class A	38	1,956
LGI Homes Inc. (c) (d)	3	55
Liberty Broadband Corp. - Class A (c)	5	252
Liberty Broadband Corp. - Class C (c)	15	750
Liberty Global Plc - Class A (c)	55	2,998
Liberty Global Plc - Class C (c)	137	6,942
Liberty Interactive Corp. (c)	98	2,729
Liberty Media Corp. - Class A (c)	21	747
Liberty Media Corp. - Class C (c)	45	1,626
Liberty TripAdvisor Holdings Inc. - Class A (c)	15	493
Liberty Ventures - Class A (c)	29	1,157
LifeLock Inc. (c) (d)	17	276
Lions Gate Entertainment Corp. (d)	22	821
Lithia Motors Inc. - Class A	5	595
Live Nation Inc. (c)	33	905
LKQ Corp. (c)	67	2,025
Lowe’s Cos. Inc.	214	14,323
Lululemon Athletica Inc. (c)	25	1,624
Lumber Liquidators Holdings Inc. (c) (d)	5	113
M/I Homes Inc. (c)	6	146
Macy’s Inc.	75	5,061
Madison Square Garden Inc. - Class A (c)	13	1,061
Marcus Corp. (d)	4	80
MarineMax Inc. (c)	6	130
Marriott International Inc. - Class A	49	3,613
Marriott Vacations Worldwide Corp.	6	531
Mattel Inc.	74	1,914
Mattress Firm Holding Corp. (c) (d)	3	201
McDonald’s Corp.	211	20,081
MDC Holdings Inc. (d)	9	271
Media General Inc. (c)	19	320
Men’s Wearhouse Inc.	9	585
Meredith Corp.	9	446
Meritage Homes Corp. (c)	8	383
Metaldyne Performance Group Inc.	2	29
MGM Resorts International (c)	87	1,582
Michael Kors Holdings Ltd. (c)	44	1,860
Michaels Cos. Inc. (c)	13	355
Modine Manufacturing Co. (c)	11	115
Mohawk Industries Inc. (c)	14	2,578
Monro Muffler Brake Inc.	7	422
Morningstar Inc.	5	359
Motorcar Parts of America Inc. (c)	4	133
Movado Group Inc.	3	94
National CineMedia Inc.	12	199
Nautilus Inc. (c)	7	152
Netflix Inc. (c)	13	8,271
New Media Investment Group Inc.	8	150
New York Times Co. - Class A	30	409
Newell Rubbermaid Inc.	59	2,426
News Corp. - Class A (c)	84	1,225
Nexstar Broadcasting Group Inc. - Class A	7	373
Nike Inc. - Class B	151	16,297
Noodles & Co. - Class A (c) (d)	5	66
Nordstrom Inc.	31	2,325
Norwegian Cruise Line Holdings Ltd. (c)	30	1,703
NutriSystem Inc.	7	166
NVR Inc. (c)	1	1,140
O’Reilly Automotive Inc. (c)	22	5,059
Office Depot Inc. (c)	105	913
Omnicom Group Inc.	54	3,763
Orbitz Worldwide Inc. (c)	20	225
Outerwall Inc. (d)	4	307
Overstock.com Inc. (c)	4	90
Oxford Industries Inc.	3	273
Panera Bread Co. - Class A (c)	6	994
Papa John’s International Inc.	7	499
Penn National Gaming Inc. (c) (d)	16	298
Penske Auto Group Inc.	10	515
Pep Boys-Manny Moe & Jack (c)	12	143
PetMed Express Inc. (d)	3	60
Pier 1 Imports Inc.	20	247
Pinnacle Entertainment Inc. (c)	13	480
Polaris Industries Inc.	14	2,032
Pool Corp.	10	683
Popeyes Louisiana Kitchen Inc. (c)	5	301
Potbelly Corp. (c) (d)	2	29
Priceline Group Inc. (c)	11	13,149
Pulte Homes Inc.	73	1,468
PVH Corp.	18	2,091
Quicksilver Inc. (c) (d)	22	14
Ralph Lauren Corp. - Class A	14	1,791
Red Robin Gourmet Burgers Inc. (c)	3	253
Regal Entertainment Group - Class A (d)	19	402
Regis Corp. (c)	10	163
Remy International Inc.	7	154
Rent-A-Center Inc. (d)	12	330
Rentrak Corp. (c) (d)	2	166
Restoration Hardware Holdings Inc. (c)	8	797
Ross Stores Inc.	91	4,414
Royal Caribbean Cruises Ltd.	39	3,051
Ruby Tuesday Inc. (c)	15	94
Ruth’s Hospitality Group Inc. (d)	8	122
Ryland Group Inc.	10	461
Sally Beauty Holdings Inc. (c)	35	1,091
Scholastic Corp.	5	237
Scientific Games Corp. - Class A (c) (d)	11	175
Scripps Networks Interactive Inc. - Class A (d)	17	1,102
Sears Holdings Corp. (d)	6	163
SeaWorld Entertainment Inc.	16	299
Select Comfort Corp. (c)	12	349
Sequential Brands Group Inc. (c) (d)	5	73
Service Corp. International	45	1,313
ServiceMaster Global Holdings Inc. (c)	22	795
SFX Entertainment Inc. (c) (d)	8	38
Shake Shack Inc. - Class A (c) (d)	1	70
Shoe Carnival Inc.	4	106
Shutterfly Inc. (c)	9	416
Signet Jewelers Ltd.	17	2,141
Sinclair Broadcast Group Inc. - Class A	14	401
Sirius XM Holdings Inc. (c)	550	2,052
Six Flags Entertainment Corp.	16	726

	Shares	Value
Skechers U.S.A. Inc. - Class A (c)	9	1,004
Smith & Wesson Holding Corp. (c)	12	204
Sonic Automotive Inc.	7	170
Sonic Corp. (d)	11	330
Sotheby’s - Class A (d)	13	571
Stage Stores Inc. (d)	7	124
Standard Motor Products Inc.	4	152
Standard-Pacific Corp. (c)	34	306
Staples Inc.	140	2,147
Starbucks Corp.	330	17,672
Starwood Hotels & Resorts Worldwide Inc.	38	3,072
Starz - Class A (c)	19	848
Stein Mart Inc.	5	53
Steiner Leisure Ltd. (c)	3	158
Steven Madden Ltd. (c)	12	518
Strayer Education Inc. (c)	2	95
Sturm Ruger & Co. Inc. (d)	4	235
Superior Industries International Inc. (d)	5	95
Target Corp.	134	10,917
Taylor Morrison Home Corp. - Class A (c)	7	151
Tegna Inc.	48	1,530
Tempur Sealy International Inc. (c)	13	887
Tenneco Inc. (c)	13	762
Tesla Motors Inc. (c) (d)	21	5,572
Texas Roadhouse Inc.	13	497
Thor Industries Inc.	11	599
Tiffany & Co.	28	2,584
Tile Shop Holdings Inc. (c) (d)	5	74
Tilly’s Inc. - Class A (c)	1	11
Time Inc.	24	562
Time Warner Cable Inc.	62	11,006
Time Warner Inc.	183	15,958
TJX Cos. Inc.	150	9,935
Toll Brothers Inc. (c)	37	1,400
Tower International Inc. (c)	5	130
Tractor Supply Co.	30	2,665
TravelCenters of America LLC (c)	6	93
Travelport Worldwide Ltd. (d)	21	284
TRI Pointe Homes Inc. (c)	33	505
Tribune Publishing Co.	3	53
TripAdvisor Inc. (c)	26	2,234
Tuesday Morning Corp. (c)	9	98
Tumi Holdings Inc. (c)	12	254
Tupperware Brands Corp. (d)	11	716
Twenty-First Century Fox Inc. - Class A	292	9,503
Twenty-First Century Fox Inc. - Class B	97	3,122
Ulta Salon Cosmetics & Fragrance Inc. (c)	13	2,079
Under Armour Inc. - Class A (c) (d)	39	3,263
Unifi Inc. (c)	4	125
Universal Electronics Inc. (c)	3	162
Universal Technical Institute Inc.	4	32
Urban Outfitters Inc. (c)	23	790
Vail Resorts Inc.	8	874
Vera Bradley Inc. (c) (d)	4	44
VF Corp.	76	5,306
Viacom Inc. - Class B	78	5,056
Vince Holding Corp. (c)	3	35
Vista Outdoor Inc. (c)	14	622
Visteon Corp. (c)	10	1,018
Vitamin Shoppe Inc. (c)	6	241
Walt Disney Co.	355	40,487
Wayfair Inc. - Class A (c) (d)	4	151
WCI Communities Inc. (c)	3	68
Weight Watchers International Inc. (c) (d)	6	29
Wendy’s Co. (d)	61	684
Weyco Group Inc.	1	35
Whirlpool Corp.	17	2,982
William Lyon Homes - Class A (c)	4	109
Williams-Sonoma Inc.	19	1,555
Winmark Corp.	—	41
Winnebago Industries Inc. (d)	6	151
Wolverine World Wide Inc.	22	639
World Wrestling Entertainment Inc. - Class A (d)	8	126
Wyndham Worldwide Corp.	26	2,163
Wynn Resorts Ltd.	18	1,766
Yum! Brands Inc.	95	8,546
Zoe’s Kitchen Inc. (c) (d)	4	169
zulily Inc. - Class A (c) (d)	12	155
Zumiez Inc. (c)	4	116
		672,814
ENERGY - 0.1%
Murphy USA Inc. (c)	10	564
INDUSTRIALS - 0.0%
NACCO Industries Inc. - Class A (d)	1	48
INFORMATION TECHNOLOGY - 0.0%
Loral Space & Communications Inc. (c)	3	182
Total Common Stocks (cost $557,193)		673,608
SHORT TERM INVESTMENTS - 4.2%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	3,211	3,211
Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	25,165	25,165
Total Short Term Investments (cost $28,376)		28,376
Total Investments - 103.8% (cost $585,569)		701,984
Other Assets and Liabilities, Net - (3.8%)		(25,564)
Total Net Assets - 100.0%		$676,420

Portfolio Composition:	Percentage of Total Investments
Consumer Discretionary	95.9%
Energy	0.1
Short Term Investments	4.0
Total Investments	100.0%

JNL/Mellon Capital Financial Sector Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 0.1%
Lamar Advertising Co. - Class A	13	$733
FINANCIALS - 98.7%
1st Source Corp.	2	59
Acadia Realty Trust	11	308
ACE Ltd.	52	5,258
Affiliated Managers Group Inc. (c)	9	1,883
AFLAC Inc.	69	4,279
AG Mortgage Investment Trust Inc.	4	68
Agree Realty Corp.	3	93
Alexander & Baldwin Inc.	7	288
Alexander’s Inc.	—	161
Alexandria Real Estate Equities Inc.	11	997
Alleghany Corp. (c)	3	1,184
Allied World Assurance Co. Holdings Ltd.	15	664
Allstate Corp.	66	4,267
Ally Financial Inc. (c)	68	1,516
Altisource Asset Management Corp. (c)	—	22
Altisource Portfolio Solutions SA (c) (d)	2	66

	Shares	Value
Altisource Residential Corp. - Class B (d)	9	159
Ambac Financial Group Inc. (c)	7	123
American Assets Trust Inc.	5	195
American Campus Communities Inc.	18	664
American Capital Agency Corp.	56	1,035
American Capital Mortgage Investment Corp.	7	115
American Equity Investment Life Holding Co.	12	320
American Express Co.	145	11,235
American Financial Group Inc.	11	724
American Homes For Rent - Class A	27	437
American International Group Inc.	216	13,368
American Realty Capital Properties Inc.	144	1,174
American Residential Properties Inc.	4	79
American Tower Corp.	66	6,185
Ameriprise Financial Inc.	29	3,576
Ameris Bancorp	5	119
Amerisafe Inc.	3	161
AmTrust Financial Services Inc. (d)	6	375
Annaly Capital Management Inc.	150	1,375
Anworth Mortgage Asset Corp.	18	87
Aon Plc - Class A	44	4,378
Apartment Investment & Management Co. - Class A	25	906
Apollo Commercial Real Estate Finance Inc.	9	156
Apollo Residential Mortgage Inc.	4	66
Arch Capital Group Ltd. (c)	20	1,346
Argo Group International Holdings Ltd.	5	258
Arlington Asset Investment Corp. (d)	3	60
ARMOUR Residential REIT Inc.	62	176
Arrow Financial Corp.	2	49
Arthur J Gallagher & Co.	26	1,229
Artisan Partners Asset Management Inc. - Class A	6	273
Ashford Hospitality Prime Inc.	4	54
Ashford Hospitality Trust Inc.	15	130
Aspen Insurance Holdings Ltd.	10	461
Associated Bancorp	24	484
Associated Estates Realty Corp.	9	270
Assurant Inc.	11	720
Assured Guaranty Ltd.	25	589
Astoria Financial Corp.	15	204
AvalonBay Communities Inc.	21	3,312
Axis Capital Holdings Ltd.	16	827
Baldwin & Lyons Inc. - Class B	1	29
Banc of California Inc.	4	53
BancFirst Corp.	1	64
Bancorp Inc. (c)	5	47
BancorpSouth Inc.	14	360
Bank Mutual Corp.	6	49
Bank of America Corp.	1,656	28,193
Bank of Hawaii Corp.	7	455
Bank of New York Mellon Corp. (a)	176	7,373
Bank of the Ozarks Inc.	12	563
BankUnited Inc.	16	571
Banner Corp.	3	165
BB&T Corp.	115	4,653
BBCN Bancorp Inc.	13	193
Beneficial Bancorp Inc. (c)	12	146
Berkshire Hathaway Inc. - Class B (c)	182	24,760
Berkshire Hills Bancorp Inc.	5	136
BGC Partners Inc. - Class A	28	243
BioMed Realty Trust Inc.	32	609
BlackRock Inc.	20	6,770
Blackstone Mortgage Trust Inc. - Class A	14	380
Blue Hills Bancorp Inc. (c)	3	49
BofI Holding Inc. (c)	2	220
BOK Financial Corp. (d)	4	269
Boston Private Financial Holdings Inc.	14	185
Boston Properties Inc.	24	2,934
Brandywine Realty Trust	27	360
Brixmor Property Group Inc.	29	661
Brookline Bancorp Inc.	10	111
Brown & Brown Inc.	19	626
Bryn Mawr Bank Corp.	2	53
Calamos Asset Management Inc. - Class A	3	35
Camden National Corp.	1	41
Camden Property Trust	14	1,010
Campus Crest Communities Inc.	9	50
Capital Bank Financial Corp. - Class A (c)	4	116
Capital One Financial Corp.	87	7,652
Capitol Federal Financial Inc.	20	237
Capstead Mortgage Corp. (d)	16	175
Cardinal Financial Corp.	4	92
CareTrust REIT Inc.	4	48
Cash America International Inc.	4	112
CatchMark Timber Trust Inc. - Class A	8	87
Cathay General Bancorp	12	393
CBL & Associates Properties Inc.	27	431
CBOE Holdings Inc.	13	741
CBRE Group Inc. - Class A (c)	47	1,742
Cedar Shopping Centers Inc.	9	61
CenterState Banks of Florida Inc.	6	85
Central Pacific Financial Corp.	4	105
Charles Schwab Corp.	186	6,079
Chatham Lodging Trust	5	144
Chemical Financial Corp.	5	173
Chesapeake Lodging Trust	9	286
Chimera Investment Corp.	31	420
Chubb Corp.	36	3,445
Cincinnati Financial Corp.	25	1,237
CIT Group Inc.	28	1,303
Citigroup Inc.	478	26,391
Citizens Financial Group Inc.	52	1,412
Citizens Inc. - Class A (c) (d)	6	45
City Holdings Co.	2	107
City National Corp.	8	705
CME Group Inc.	51	4,709
CNO Financial Group Inc.	32	579
CoBiz Financial Inc.	5	67
Cohen & Steers Inc.	3	93
Colony Capital Inc.	17	390
Columbia Banking System Inc.	10	313
Columbia Property Trust Inc.	19	455
Comerica Inc.	28	1,456
Commerce Bancshares Inc.	13	621
Communications Sales & Leasing Inc. (d)	19	477
Community Bank System Inc. (d)	6	244
Community Trust Bancorp Inc.	2	76
ConnectOne Bancorp Inc.	5	109
Coresite Realty Corp.	4	195
Corporate Office Properties Trust	14	325
Cousins Properties Inc.	33	345
Cowen Group Inc. - Class A (c)	15	93
Credit Acceptance Corp. (c)	1	290
Crown Castle International Corp.	52	4,202
CubeSmart	26	594
Cullen/Frost Bankers Inc.	9	718
Customers Bancorp Inc. (c)	3	92
CVB Financial Corp. (d)	15	268
CyrusOne Inc.	10	300
CYS Investments Inc.	26	203
DCT Industrial Trust Inc.	14	449
DDR Corp.	47	732
DiamondRock Hospitality Co.	33	420
Digital Realty Trust Inc.	21	1,403
Dime Community Bancshares Inc.	4	70

	Shares	Value
Discover Financial Services	70	4,040
Donegal Group Inc. - Class A	1	22
Douglas Emmett Inc.	21	568
Duke Realty Corp.	55	1,023
DuPont Fabros Technology Inc.	10	288
Dynex Capital Inc.	7	56
E*TRADE Financial Corp. (c)	46	1,371
Eagle Bancorp Inc. (c)	5	225
East West Bancorp Inc.	23	1,028
EastGroup Properties Inc.	5	287
Eaton Vance Corp.	19	742
Education Realty Trust Inc.	7	226
EMC Insurance Group Inc.	1	31
Empire State Realty Trust Inc. - Class A	16	281
Employer Holdings Inc.	4	99
Encore Capital Group Inc. (c) (d)	4	178
Endurance Specialty Holdings Ltd.	7	451
Enova International Inc. (c)	4	73
Enstar Group Ltd. (c)	2	242
Enterprise Financial Services Corp.	3	61
EPR Properties	9	477
Equity Commonwealth (c)	19	493
Equity Lifestyle Properties Inc.	12	650
Equity One Inc.	12	278
Equity Residential	57	4,001
Essent Group Ltd. (c)	10	275
Essex Property Trust Inc.	10	2,176
EverBank Financial Corp.	13	248
Evercore Partners Inc. - Class A	6	300
Everest Re Group Ltd.	7	1,280
Excel Trust Inc.	9	134
Extra Space Storage Inc.	17	1,128
EZCorp Inc. - Class A (c)	7	53
FBL Financial Group Inc. - Class A	2	89
FCB Financial Holdings Inc. - Class A (c)	5	169
Federal Agricultural Mortgage Corp. - Class C	1	39
Federal Realty Investment Trust	11	1,385
Federated Investors Inc. - Class B	15	512
Federated National Holding Co.	2	39
FelCor Lodging Trust Inc.	21	212
Fidelity & Guaranty Life	2	40
Fifth Third Bancorp	130	2,715
Financial Engines Inc. (d)	8	336
First American Financial Corp.	17	647
First Bancorp Inc. (c)	20	95
First Bancorp Inc.	3	42
First Cash Financial Services Inc. (c)	4	188
First Citizens BancShares Inc. - Class A (d)	1	277
First Commonwealth Financial Corp.	13	124
First Community Bancshares Inc.	2	41
First Financial Bancorp	10	180
First Financial Bankshares Inc. (d)	8	267
First Financial Corp.	2	54
First Horizon National Corp.	36	572
First Industrial Realty Trust Inc.	18	342
First Interstate BancSystem Inc. - Class A	3	75
First Merchants Corp.	6	151
First Midwest Bancorp Inc.	12	231
First NBC Bank Holding Co. (c)	2	74
First Niagara Financial Group Inc.	57	540
First Potomac Realty Trust	8	84
First Republic Bank	22	1,376
FirstMerit Corp.	26	536
Flagstar Bancorp Inc. (c)	3	59
Flushing Financial Corp. (d)	4	84
FNB Corp.	28	408
FNF Group	40	1,471
FNFV Group (c)	13	193
Forest City Enterprises Inc. - Class A (c)	35	784
Forestar Group Inc. (c) (d)	5	64
Franklin Resources Inc.	63	3,110
Franklin Street Properties Corp.	14	163
Fulton Financial Corp.	27	351
GAMCO Investors Inc.	1	45
Gaming and Leisure Properties Inc.	14	527
General Growth Properties Inc.	90	2,321
Genworth Financial Inc. - Class A (c)	78	588
Geo Group Inc.	11	380
Getty Realty Corp.	4	61
Glacier Bancorp Inc.	12	340
Global Indemnity Plc (c)	1	35
Goldman Sachs Group Inc.	62	12,898
Government Properties Income Trust (d)	10	191
Gramercy Property Trust Inc.	9	207
Great Southern Bancorp Inc.	1	58
Great Western Bancorp Inc.	7	173
Green Dot Corp. (c) (d)	6	107
Greenhill & Co. Inc.	4	175
Greenlight Capital Re Ltd. - Class A (c)	5	152
Hancock Holding Co.	13	406
Hanmi Financial Corp. (d)	4	110
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4	84
Hanover Insurance Group Inc.	7	500
Hartford Financial Services Group Inc.	67	2,770
Hatteras Financial Corp.	14	234
HCC Insurance Holdings Inc.	15	1,171
HCI Group Inc.	1	60
HCP Inc.	72	2,639
Health Care REIT Inc.	54	3,570
Healthcare Realty Trust Inc.	15	344
Healthcare Trust of America Inc. - Class A	20	471
Heartland Financial USA Inc.	3	117
Heritage Financial Corp.	6	101
Heritage Insurance Holdings Inc. (c)	3	80
Hersha Hospitality Trust	7	175
HFF Inc. - Class A	6	234
Highwoods Properties Inc.	15	588
Hilltop Holdings Inc. (c)	11	277
Home Bancshares Inc.	10	365
Home Properties Inc.	9	680
HomeStreet Inc. (c)	4	84
HomeTrust Bancshares Inc. (c)	3	44
Horace Mann Educators Corp.	7	246
Hospitality Properties Trust	24	690
Host Hotels & Resorts Inc.	119	2,353
Howard Hughes Corp. (c)	6	806
Hudson City Bancorp Inc.	76	749
Hudson Pacific Properties Inc.	12	333
Huntington Bancshares Inc.	129	1,457
IberiaBank Corp.	5	361
Independent Bank Corp. (d)	3	157
Independent Bank Group Inc.	1	54
Infinity Property & Casualty Corp.	2	120
InfraREIT Inc.	3	90
Inland Real Estate Corp.	13	120
Interactive Brokers Group Inc.	9	364
Intercontinental Exchange Inc.	18	3,957
International Bancshares Corp.	9	245
INTL FCStone Inc. (c)	2	72
Invesco Ltd.	67	2,518
Invesco Mortgage Capital Inc.	19	275
Investment Technology Group Inc.	5	124
Investors Bancorp Inc.	57	703
Investors Real Estate Trust (d)	19	137
Iron Mountain Inc.	32	981

	Shares	Value
iStar Financial Inc. (c)	13	179
James River Group Holdings Ltd.	2	41
Janus Capital Group Inc. (d)	23	394
Jones Lang LaSalle Inc.	7	1,222
JPMorgan Chase & Co.	587	39,775
Kansas City Life Insurance Co.	1	26
KCG Holdings Inc. - Class A (c) (d)	11	138
Kemper Corp.	7	263
Kennedy-Wilson Holdings Inc.	12	303
KeyCorp	134	2,015
Kilroy Realty Corp.	13	899
Kimco Realty Corp.	65	1,463
Kite Realty Group Trust	13	328
Lakeland Bancorp Inc.	5	64
Lakeland Financial Corp.	2	99
LaSalle Hotel Properties	18	633
LegacyTexas Financial Group Inc.	7	201
Legg Mason Inc.	16	811
LendingTree Inc. (c)	1	60
Leucadia National Corp.	52	1,267
Lexington Realty Trust (d)	31	267
Liberty Property Trust	24	764
Lincoln National Corp.	41	2,405
Loews Corp.	47	1,825
LPL Financial Holdings Inc. (d)	14	635
LTC Properties Inc.	6	232
M&T Bank Corp.	19	2,367
Macerich Co.	21	1,575
Mack-Cali Realty Corp.	13	239
Maiden Holdings Ltd.	8	119
Marcus & Millichap Inc. (c)	3	121
MarketAxess Holdings Inc.	6	558
Marsh & McLennan Cos. Inc.	85	4,823
MB Financial Inc.	12	420
MBIA Inc. (c)	22	134
McGraw-Hill Financial. Inc.	43	4,305
Meadowbrook Insurance Group Inc.	7	59
Medical Properties Trust Inc.	33	428
Mercury General Corp.	4	231
Meridian Bancorp Inc. (c)	3	40
MetLife Inc.	150	8,385
MFA Financial Inc.	60	442
MGIC Investment Corp. (c)	53	598
Mid-America Apartment Communities Inc.	12	846
Moelis & Co. - Class A	3	90
Monmouth Real Estate Investment Corp. (d)	7	71
Montpelier Re Holdings Ltd.	6	246
Moody’s Corp.	29	3,081
Morgan Stanley	231	8,978
MSCI Inc. - Class A	16	970
NASDAQ OMX Group Inc.	18	900
National Bank Holdings Corp. - Class A	7	141
National Health Investors Inc.	6	353
National Interstate Corp.	1	31
National Penn Bancshares Inc.	23	255
National Retail Properties Inc.	20	715
Nationstar Mortgage Holdings Inc. (c) (d)	7	110
Navient Corp.	64	1,166
Navigators Group Inc. (c)	2	147
NBT Bancorp Inc.	7	189
Nelnet Inc. - Class A	5	197
New Residential Investment Corp.	36	553
New Senior Investment Group Inc.	14	192
New York Community Bancorp Inc. (d)	70	1,286
New York Mortgage Trust Inc. (d)	18	133
New York REIT Inc.	25	247
Newcastle Investment Corp.	9	39
NMI Holdings Inc. - Class A (c)	7	58
Northern Trust Corp.	35	2,685
Northfield Bancorp Inc.	7	111
NorthStar Asset Management Group Inc.	30	561
NorthStar Realty Finance Corp.	52	823
Northwest Bancshares Inc.	15	192
Ocwen Financial Corp. (c) (d)	17	169
OFG Bancorp (d)	6	66
Old National Bancorp	18	266
Old Republic International Corp.	39	602
OM Asset Management Plc	8	135
Omega Healthcare Investors Inc.	25	868
One Liberty Properties Inc. (d)	2	39
OneBeacon Insurance Group Ltd. - Class A (d)	3	44
Oppenheimer Holdings Inc. - Class A	2	41
Opus Bank	3	109
Oritani Financial Corp.	5	87
Outfront Media Inc.	22	545
PacWest Bancorp	15	714
Paramount Group Inc.	25	426
Parkway Properties Inc.	13	235
PartnerRe Ltd.	8	974
Pebblebrook Hotel Trust	11	465
Pennsylvania REIT	11	232
Pennymac Mortgage Investment Trust	11	193
People’s United Financial Inc.	49	795
Peoples Bancorp Inc.	3	68
PHH Corp. (c)	7	193
Physicians Realty Trust	10	161
Pico Holdings Inc. (c)	3	47
Piedmont Office Realty Trust Inc. - Class A (d)	24	416
Pinnacle Financial Partners Inc.	5	294
Piper Jaffray Cos. (c)	3	134
Plum Creek Timber Co. Inc.	28	1,140
PNC Financial Services Group Inc.	82	7,854
Popular Inc. (c)	17	483
Post Properties Inc.	8	455
Potlatch Corp.	6	214
PRA Group Inc. (c) (d)	8	479
Primerica Inc.	8	381
Principal Financial Group Inc.	47	2,390
PrivateBancorp Inc.	12	460
ProAssurance Corp.	9	394
Progressive Corp.	93	2,575
ProLogis Inc.	80	2,982
Prosperity Bancshares Inc.	10	595
Provident Financial Services Inc.	9	177
Prudential Financial Inc.	72	6,296
PS Business Parks Inc.	3	226
Public Storage	23	4,244
Pzena Investment Management Inc. - Class A	2	20
QTS Realty Trust Inc. - Class A	5	192
Radian Group Inc.	31	576
RAIT Financial Trust	11	70
Ramco-Gershenson Properties Trust	12	201
Raymond James Financial Inc.	20	1,190
Rayonier Inc.	20	505
RCS Capital Corp. - Class A (d)	4	31
Realogy Holdings Corp. (c)	23	1,092
Realty Income Corp.	35	1,557
Redwood Trust Inc.	13	207
Regency Centers Corp.	15	889
Regions Financial Corp.	213	2,205
Reinsurance Group of America Inc.	11	1,010
RenaissanceRe Holdings Ltd.	7	719
Renasant Corp. (d)	5	175
Republic Bancorp Inc. - Class A	1	38
Resource Capital Corp.	18	69
Retail Opportunity Investments Corp.	14	221

	Shares	Value
Retail Properties of America Inc. - Class A	36	504
RLI Corp.	6	313
RLJ Lodging Trust	21	634
Rouse Properties Inc. (d)	7	114
Ryman Hospitality Properties Inc.	7	392
S&T Bancorp Inc. (d)	4	121
Sabra Healthcare REIT Inc.	10	245
Safeguard Scientifics Inc. (c) (d)	3	57
Safety Insurance Group Inc.	2	105
Saul Centers Inc.	2	84
Seacoast Banking Corp. of Florida (c)	3	54
SEI Investments Co.	22	1,089
Select Income REIT	10	197
Selective Insurance Group Inc.	9	257
Senior Housing Properties Trust	36	636
Signature Bank (c)	8	1,175
Silver Bay Realty Trust Corp.	5	83
Simmons First National Corp. - Class A	3	128
Simon Property Group Inc.	50	8,576
SL Green Realty Corp.	15	1,688
SLM Corp. (c)	68	668
South State Corp.	4	292
Southside Bancshares Inc.	4	121
Sovran Self Storage Inc.	6	496
Spirit Realty Capital Inc.	71	682
Springleaf Holdings Inc. (c)	9	404
Square 1 Financial Inc. - Class A (c)	4	105
St. Joe Co. (c)	11	169
STAG Industrial Inc.	10	192
StanCorp Financial Group Inc.	7	497
Starwood Property Trust Inc.	38	811
Starwood Waypoint Residential Trust (d)	5	125
State Auto Financial Corp.	2	56
State Bank Financial Corp.	6	133
State National Cos. Inc.	4	46
State Street Corp.	65	5,012
Sterling Bancorp (d)	14	199
Stewart Information Services Corp.	3	112
Stifel Financial Corp. (c)	10	563
Stock Yards Bancorp Inc.	2	74
STORE Capital Corp.	8	167
Strategic Hotels & Resorts Inc. (c)	42	504
Summit Hotel Properties Inc.	14	188
Sun Communities Inc.	8	506
Sunstone Hotel Investors Inc.	33	499
SunTrust Banks Inc.	83	3,556
Susquehanna Bancshares Inc.	30	420
SVB Financial Group (c)	8	1,148
Symetra Financial Corp.	12	295
Synchrony Financial (c)	26	852
Synovus Financial Corp.	21	641
T. Rowe Price Group Inc.	41	3,180
Talmer Bancorp Inc.	10	170
Tanger Factory Outlet Centers Inc.	16	492
Taubman Centers Inc.	10	702
TCF Financial Corp.	25	416
TD Ameritrade Holding Corp.	43	1,578
Tejon Ranch Co. (c)	2	56
Texas Capital Bancshares Inc. (c)	7	456
TFS Financial Corp.	12	209
Third Point Reinsurance Ltd. (c)	8	116
Torchmark Corp.	20	1,180
TowneBank (d)	7	121
Travelers Cos. Inc.	51	4,904
Trico Bancshares	3	83
Tristate Capital Holdings Inc. (c)	3	43
TrustCo Bank Corp. (d)	13	92
Trustmark Corp.	11	271
Two Harbors Investment Corp.	57	554
U.S. Bancorp	281	12,181
UDR Inc.	41	1,309
UMB Financial Corp.	6	341
Umpqua Holdings Corp.	34	614
Union Bankshares Corp.	7	174
United Bankshares Inc. (d)	11	452
United Community Banks Inc.	7	144
United Financial Bancorp Inc.	7	93
United Fire Group Inc.	3	98
United Insurance Holdings Corp.	2	37
Universal Health Realty Income Trust	2	79
Universal Insurance Holdings Inc.	6	142
Univest Corp. of Pennsylvania	2	47
Unum Group	39	1,403
Urban Edge Properties	15	306
Urstadt Biddle Properties Inc.	3	65
Validus Holdings Ltd.	13	592
Valley National Bancorp	38	393
Ventas Inc.	52	3,222
Virtus Investment Partners Inc.	1	163
Vornado Realty Trust	27	2,522
Voya Financial Inc.	36	1,672
Waddell & Reed Financial Inc. - Class A	13	621
Walker & Dunlop Inc. (c)	5	122
Walter Investment Management Corp. (c) (d)	5	118
Washington Federal Inc.	15	345
Washington REIT (d)	11	275
Washington Trust Bancorp Inc.	2	78
Waterstone Financial Inc.	4	56
Webster Financial Corp.	14	546
Weingarten Realty Investors	18	582
Wells Fargo & Co.	771	43,339
WesBanco Inc.	5	169
Westamerica Bancorp (d)	4	224
Western Alliance Bancorp (c)	13	430
Western Asset Mortgage Capital Corp. (d)	6	85
Westwood Holdings Group Inc.	1	51
Willis Group Holdings Plc	26	1,208
Wilshire Bancorp Inc.	10	123
Winthrop Realty Trust	5	73
Wintrust Financial Corp.	7	370
WisdomTree Investments Inc. (d)	18	401
World Acceptance Corp. (c) (d)	1	70
WP Carey Inc.	15	898
WP Glimcher Inc.	30	406
WR Berkley Corp.	16	820
WSFS Financial Corp.	5	136
Xenia Hotels & Resorts Inc. (d)	17	363
XL Group Plc	47	1,765
Zions Bancorp	32	1,029
		614,782
INDUSTRIALS - 0.1%
Corrections Corp. of America	18	612
INFORMATION TECHNOLOGY - 0.4%
Equinix Inc.	9	2,249
MATERIALS - 0.4%
Weyerhaeuser Co.	83	2,618
Total Common Stocks (cost $513,223)		620,994
SHORT TERM INVESTMENTS - 2.6%
Investment Company - 1.2%
JNL Money Market Fund, 0.01% (a) (b)	7,569	7,569

	Shares	Value
Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	8,838	8,838
Total Short Term Investments (cost $16,407)		16,407
Total Investments - 102.3% (cost $529,630)		637,401
Other Assets and Liabilities, Net - (2.3%)		(14,214)
Total Net Assets - 100.0%		$623,187

Portfolio Composition:	Percentage of Total Investments
Financials	96.4%
Materials	0.4
Information Technology	0.4
Consumer Discretionary	0.1
Industrials	0.1
Short Term Investments	2.6
Total Investments	100.0%

JNL/Mellon Capital Healthcare Sector Fund

COMMON STOCKS - 99.9%
CONSUMER STAPLES - 0.1%
IGI Laboratories Inc. (c) (d)	30	$187
Prestige Brands Holdings Inc. (c)	47	2,173
		2,360
HEALTH CARE - 99.8%
AAC Holdings Inc. (c) (d)	7	305
Abaxis Inc.	20	1,006
Abbott Laboratories	1,362	66,871
AbbVie Inc.	1,552	104,305
Abiomed Inc. (c)	36	2,386
Acadia HealthCare Co. Inc. (c)	49	3,853
ACADIA Pharmaceuticals Inc. (c) (d)	71	2,971
Accelerate Diagnostics Inc. (c) (d)	24	612
Acceleron Pharma Inc. (c)	18	571
Accuray Inc. (c) (d)	73	489
Aceto Corp. (d)	26	648
Achillion Pharmaceuticals Inc. (c) (d)	89	785
Acorda Therapeutics Inc. (c) (d)	39	1,301
Adeptus Health Inc. - Class A (c)	6	603
Advaxis Inc. (c) (d)	24	492
Aegerion Pharmaceuticals Inc. (c) (d)	29	551
Aerie Pharmaceuticals Inc. (c)	13	234
Aetna Inc.	318	40,512
Affymetrix Inc. (c) (d)	65	712
Agilent Technologies Inc.	304	11,722
Agios Pharmaceuticals Inc. (c) (d)	20	2,193
Air Methods Corp. (c)	32	1,312
Akorn Inc. (c)	69	3,034
Albany Molecular Research Inc. (c) (d)	26	533
Alder Biopharmaceuticals Inc. (c)	23	1,219
Alere Inc. (c)	71	3,740
Alexion Pharmaceuticals Inc. (c)	202	36,445
Align Technology Inc. (c)	61	3,823
Alkermes Plc (c)	133	8,563
Allergan Plc (c)	340	103,127
Allscripts-Misys Healthcare Solutions Inc. (c)	154	2,104
Almost Family Inc. (c)	6	243
Alnylam Pharmaceuticals Inc. (c)	68	8,141
AMAG Pharmaceuticals Inc. (c) (d)	24	1,688
Amedisys Inc. (c)	22	882
AmerisourceBergen Corp.	189	20,096
Amgen Inc.	685	105,139
Amicus Therapeutics Inc. (c)	94	1,332
AMN Healthcare Services Inc. (c)	43	1,365
Amphastar Pharmaceuticals Inc. (c)	27	473
Amsurg Corp. (c)	42	2,965
Anacor Pharmaceuticals Inc. (c) (d)	33	2,536
Analogic Corp.	11	838
AngioDynamics Inc. (c)	27	449
ANI Pharmaceuticals Inc. (c)	6	398
Anika Therapeutics Inc. (c)	15	488
Antares Pharma Inc. (c) (d)	135	281
Anthem Inc.	241	39,577
Aratana Therapeutics Inc. (c)	31	464
Arena Pharmaceuticals Inc. (c) (d)	225	1,044
Ariad Pharmaceuticals Inc. (c) (d)	153	1,265
Array BioPharma Inc. (c) (d)	129	933
Arrowhead Research Corp. (c) (d)	39	279
Atara Biotherapeutics Inc. (c)	10	516
athenahealth Inc. (c) (d)	35	4,003
AtriCure Inc. (c)	25	613
Avalanche Biotechnologies Inc. (c)	16	262
Baxter International Inc.	488	34,137
Becton Dickinson & Co.	189	26,817
Bellicum Pharmaceuticals Inc. (c) (d)	6	135
Bio-Rad Laboratories Inc. - Class A (c)	18	2,777
Bio-Reference Labs Inc. (c) (d)	23	943
Bio-Techne Corp.	33	3,271
BioCryst Pharmaceuticals Inc. (c)	53	787
BioDelivery Sciences International Inc. (c)	36	290
Biogen Inc. (c)	212	85,546
BioMarin Pharmaceutical Inc. (c)	144	19,721
BioScrip Inc. (c) (d)	50	181
Biotime Inc. (c) (d)	40	146
Bluebird Bio Inc. (c)	29	4,957
Boston Scientific Corp. (c)	1,194	21,140
Bristol-Myers Squibb Co.	1,500	99,816
Brookdale Senior Living Inc. (c)	166	5,750
Bruker Corp. (c)	106	2,165
Cambrex Corp. (c)	26	1,163
Cantel Medical Corp.	30	1,618
Capital Senior Living Corp. (c)	26	628
Cardinal Health Inc.	299	24,992
Cardiovascular Systems Inc. (c)	24	641
Castlight Health Inc. - Class B (c) (d)	22	177
Catalent Inc. (c)	83	2,441
Celgene Corp. (c)	723	83,639
Celldex Therapeutics Inc. (c)	87	2,185
Cempra Inc. (c)	26	884
Centene Corp. (c)	102	8,206
Cepheid Inc. (c)	66	4,024
Cerner Corp. (c)	279	19,293
Cerus Corp. (c) (d)	70	363
Charles River Laboratories International Inc. (c)	44	3,093
Chemed Corp. (d)	16	2,033
Chimerix Inc. (c)	37	1,716
CIGNA Corp.	234	37,842
Civitas Solutions Inc. (c)	10	222
Clovis Oncology Inc. (c)	24	2,097
Coherus Biosciences Inc. (c)	8	217
Community Health Systems Inc. (c)	105	6,643
Computer Programs & Systems Inc. (d)	10	548
Conmed Corp.	22	1,268
Cooper Cos. Inc.	43	7,664
Corcept Therapeutics Inc. (c) (d)	48	290
Corvel Corp. (c)	8	265
CR Bard Inc.	67	11,367
CTI BioPharma Corp. (c)	138	270
Cyberonics Inc. (c)	22	1,338
Cynosure Inc. - Class A (c)	19	731

	Shares	Value
DaVita HealthCare Partners Inc. (c)	155	12,344
Dentsply International Inc.	128	6,616
DepoMed Inc. (c)	52	1,119
DexCom Inc. (c)	71	5,683
Diplomat Pharmacy Inc. (c)	27	1,220
Dyax Corp. (c)	132	3,505
Dynavax Technologies Corp. (c) (d)	25	593
Eagle Pharmaceuticals Inc. (c) (d)	7	547
Edwards Lifesciences Corp. (c)	97	13,875
Eli Lilly & Co.	903	75,372
Emergent BioSolutions Inc. (c)	26	867
Enanta Pharmaceuticals Inc. (c) (d)	9	384
Endo International Plc (c)	182	14,523
Endocyte Inc. (c) (d)	43	223
Endologix Inc. (c)	59	900
Ensign Group Inc.	21	1,071
Entellus Medical Inc. (c) (d)	5	136
Envision Healthcare Holdings Inc. (c)	166	6,560
Epizyme Inc. (c) (d)	21	498
Esperion Therapeutics Inc. (c) (d)	10	820
Exact Sciences Corp. (c) (d)	80	2,379
ExacTech Inc. (c)	6	129
ExamWorks Group Inc. (c)	35	1,385
Exelixis Inc. (c) (d)	165	620
Express Scripts Holding Co. (c)	656	58,386
FibroGen Inc. (c)	9	218
Five Prime Therapeutics Inc. (c)	15	382
Fluidigm Corp. (c)	24	580
Foundation Medicine Inc. (c) (d)	9	306
Genesis Healthcare Inc. - Class A (c)	38	250
GenMark Diagnostics Inc. (c) (d)	32	288
Genomic Health Inc. (c) (d)	15	412
Geron Corp. (c) (d)	152	650
Gilead Sciences Inc.	1,344	157,327
Globus Medical Inc. - Class A (c)	67	1,718
Greatbatch Inc. (c)	23	1,223
Haemonetics Corp. (c)	46	1,889
Halozyme Therapeutics Inc. (c) (d)	101	2,270
Halyard Health Inc. (c) (d)	43	1,724
Hanger Orthopedic Group Inc. (c)	32	750
HCA Holdings Inc. (c)	303	27,483
Health Net Inc. (c)	70	4,500
HealthEquity Inc. (c)	29	943
HealthSouth Corp.	78	3,610
HealthStream Inc. (c)	24	718
Healthways Inc. (c) (d)	23	277
HeartWare International Inc. (c) (d)	15	1,071
Henry Schein Inc. (c)	76	10,736
Hill-Rom Holdings Inc.	53	2,859
HMS Holdings Corp. (c) (d)	79	1,349
Hologic Inc. (c)	214	8,148
Horizon Pharma Plc (c)	115	3,999
Hospira Inc. (c)	154	13,684
Humana Inc.	135	25,895
ICU Medical Inc. (c)	12	1,193
Idexx Laboratories Inc. (c)	83	5,355
Illumina Inc. (c)	129	28,269
Immune Design Corp. (c) (d)	6	132
Immunogen Inc. (c) (d)	76	1,097
Immunomedics Inc. (c) (d)	83	338
Impax Laboratories Inc. (c)	60	2,736
INC Research Holdings Inc. - Class A (c)	11	447
Incyte Corp. (c)	139	14,487
Infinity Pharmaceuticals Inc. (c)	42	456
Inogen Inc. (c)	10	434
Inovalon Holdings Inc. - Class A (c) (d)	20	569
Inovio Pharmaceuticals Inc. (c) (d)	53	436
Insmed Inc. (c)	50	1,216
Insulet Corp. (c)	49	1,519
Insys Therapeutics Inc. (c) (d)	22	792
Integra LifeSciences Holdings Corp. (c)	22	1,512
Intercept Pharmaceuticals Inc. (c) (d)	15	3,594
Intersect ENT Inc. (c)	18	503
Intra-Cellular Therapies Inc. (c) (d)	20	655
Intrexon Corp. (c) (d)	39	1,883
Intuitive Surgical Inc. (c)	33	15,940
Invacare Corp.	25	546
IPC Healthcare Inc. (c)	14	800
Ironwood Pharmaceuticals Inc. (c)	107	1,296
Isis Pharmaceuticals Inc. (c) (d)	108	6,206
Jazz Pharmaceuticals Plc (c)	54	9,590
Johnson & Johnson	2,508	244,435
K2M Group Holdings Inc. (c)	18	421
Karyopharm Therapeutics Inc. (c) (d)	15	403
Keryx Biopharmaceuticals Inc. (c) (d)	96	958
Kindred Healthcare Inc.	61	1,238
Kite Pharma Inc. (c) (d)	25	1,503
KYTHERA Biopharmaceuticals Inc. (c)	18	1,367
Laboratory Corp. of America Holdings (c)	90	10,907
Landauer Inc.	9	328
Lannett Co. Inc. (c) (d)	25	1,475
LDR Holding Corp. (c)	18	767
Lexicon Pharmaceuticals Inc. (c) (d)	36	293
LHC Group Inc. (c)	12	443
LifePoint Hospitals Inc. (c)	39	3,376
Ligand Pharmaceuticals Inc. (c) (d)	15	1,521
Lion Biotechnologies Inc. (c) (d)	29	265
Luminex Corp. (c)	36	623
MacroGenics Inc. (c)	22	846
Magellan Health Services Inc. (c)	23	1,610
Mallinckrodt Plc (c)	105	12,343
MannKind Corp. (c) (d)	226	1,284
Masimo Corp. (c)	46	1,766
McKesson Corp.	210	47,291
MedAssets Inc. (c)	55	1,209
Medicines Co. (c)	62	1,763
Medidata Solutions Inc. (c)	50	2,723
Medivation Inc. (c)	71	8,077
MEDNAX Inc. (c)	86	6,360
Medtronic Plc	1,278	94,726
Merck & Co. Inc.	2,561	145,783
Merge Healthcare Inc. (c)	55	266
Meridian Bioscience Inc.	39	723
Merit Medical Systems Inc. (c)	38	815
Merrimack Pharmaceuticals Inc. (c) (d)	90	1,111
Mettler-Toledo International Inc. (c)	25	8,676
MiMedx Group Inc. (c) (d)	78	908
Mirati Therapeutics Inc. (c) (d)	8	245
Molina Healthcare Inc. (c)	37	2,594
Momenta Pharmaceuticals Inc. (c)	59	1,347
Mylan NV (c)	376	25,492
Myriad Genetics Inc. (c) (d)	62	2,095
Natus Medical Inc. (c)	28	1,176
Nektar Therapeutics (c) (d)	120	1,502
Neogen Corp. (c)	34	1,600
Neurocrine Biosciences Inc. (c)	76	3,607
Nevro Corp. (c)	14	750
NewLink Genetics Corp. (c) (d)	20	867
Northwest Biotherapeutics Inc. (c) (d)	37	365
Novavax Inc. (c)	239	2,660
NuVasive Inc. (c)	42	1,978
NxStage Medical Inc. (c)	48	688
Ocular Therapeutix Inc. (c)	13	283
Omeros Corp. (c) (d)	29	519
Omnicare Inc.	89	8,345
Omnicell Inc. (c)	33	1,233

	Shares	Value
OncoMed Pharmaceuticals Inc. (c) (d)	12	260
Ophthotech Corp. (c)	20	1,035
Opko Health Inc. (c) (d)	224	3,596
OraSure Technologies Inc. (c)	40	215
Orexigen Therapeutics Inc. (c) (d)	93	461
Organovo Holdings Inc. (c) (d)	65	244
Orthofix International NV (c)	18	583
Osiris Therapeutics Inc. (c) (d)	18	350
Otonomy Inc. (c)	11	252
OvaScience Inc. (c) (d)	17	495
Owens & Minor Inc.	56	1,908
Pacific Biosciences of California Inc. (c) (d)	56	323
Pacira Pharmaceuticals Inc. (c) (d)	32	2,295
PAREXEL International Corp. (c)	49	3,134
Patterson Cos. Inc.	79	3,837
PDL BioPharma Inc. (d)	138	888
PerkinElmer Inc.	104	5,456
Perrigo Co. Plc	127	23,557
Pfizer Inc.	5,529	185,387
PharMerica Corp. (c)	27	889
Phibro Animal Health Corp. - Class A	13	502
Portola Pharmaceuticals Inc. (c)	39	1,759
PRA Health Sciences Inc. (c)	17	601
Premier Inc. - Class A (c)	31	1,203
Progenics Pharmaceuticals Inc. (c) (d)	56	417
Prothena Corp. Plc (c)	27	1,439
Providence Services Corp. (c)	12	539
PTC Therapeutics Inc. (c)	24	1,171
Puma Biotechnology Inc. (c) (d)	26	3,020
Quality Systems Inc.	41	674
Quest Diagnostics Inc.	130	9,447
Quidel Corp. (c)	25	566
Quintiles Transnational Holdings Inc. (c)	72	5,208
Radius Health Inc. (c)	17	1,176
Raptor Pharmaceutical Corp. (c)	66	1,041
Receptos Inc. (c)	24	4,537
Regeneron Pharmaceuticals Inc. (c)	68	34,644
Regulus Therapeutics Inc. (c) (d)	22	245
Relypsa Inc. (c)	22	720
Repligen Corp. (c)	29	1,179
ResMed Inc. (d)	128	7,237
Retrophin Inc. (c) (d)	30	980
Revance Therapeutics Inc. (c)	17	535
Rockwell Medical Technologies Inc. (c) (d)	36	574
Sage Therapeutics Inc. (c)	13	920
Sagent Pharmaceuticals Inc. (c)	22	529
Sangamo Biosciences Inc. (c)	58	646
Sarepta Therapeutics Inc. (c) (d)	37	1,130
Sciclone Pharmaceuticals Inc. (c)	43	418
Seattle Genetics Inc. (c) (d)	91	4,394
Select Medical Holdings Corp.	88	1,421
Sequenom Inc. (c) (d)	102	310
Sirona Dental Systems Inc. (c)	52	5,174
Spark Therapeutics Inc. (c)	7	416
Spectranetics Corp. (c) (d)	39	897
Spectrum Pharmaceuticals Inc. (c) (d)	72	490
St. Jude Medical Inc.	255	18,624
Staar Surgical Co. (c) (d)	32	313
STERIS Corp.	53	3,383
Stryker Corp.	307	29,324
Sucampo Pharmaceuticals Inc. - Class A (c)	18	295
Supernus Pharmaceuticals Inc. (c)	26	447
Surgical Care Affiliates Inc. (c)	20	752
SurModics Inc. (c)	14	340
Synergy Pharmaceuticals Inc. (c) (d)	89	741
Synta Pharmaceuticals Corp. (c) (d)	93	208
Team Health Holdings Inc. (c)	66	4,296
Teleflex Inc.	37	4,993
Tenet Healthcare Corp. (c)	88	5,073
TESARO Inc. (c) (d)	22	1,309
Tetraphase Pharmaceuticals Inc. (c)	26	1,251
TG Therapeutics Inc. (c) (d)	33	547
TherapeuticsMD Inc. (c) (d)	119	937
Theravance Biopharma Inc. (c) (d)	20	254
Theravance Inc. (d)	74	1,345
Thermo Fisher Scientific Inc.	358	46,516
Thoratec Corp. (c)	49	2,192
Tornier BV (c)	30	753
Triple-S Management Corp. - Class B (c)	20	522
Ultragenyx Pharmaceutical Inc. (c)	20	2,055
Unilife Corp. (c) (d)	98	211
United Therapeutics Corp. (c)	42	7,236
UnitedHealth Group Inc.	861	105,004
Universal American Corp. (c)	41	411
Universal Health Services Inc. - Class B	83	11,739
US Physical Therapy Inc.	11	584
Vanda Pharmaceuticals Inc. (c) (d)	31	390
Varian Medical Systems Inc. (c)	91	7,702
Vascular Solutions Inc. (c)	16	561
VCI Inc. (c)	74	3,999
Veeva Systems Inc. - Class A (c) (d)	51	1,416
Versartis Inc. (c) (d)	13	195
Vertex Pharmaceuticals Inc. (c)	218	26,914
Vital Therapies Inc. (c) (d)	15	321
Vivus Inc. (c) (d)	116	273
Vocera Communications Inc. (c)	18	211
VWR Corp. (c)	42	1,132
Waters Corp. (c)	75	9,657
WellCare Health Plans Inc. (c)	39	3,301
West Pharmaceutical Services Inc.	63	3,653
Wright Medical Group Inc. (c)	44	1,155
XenoPort Inc. (c)	53	326
XOMA Corp. (c) (d)	108	419
Zafgen Inc. (c)	15	505
Zeltiq Aesthetics Inc. (c)	28	816
Zimmer Holdings Inc.	154	16,826
ZIOPHARM Oncology Inc. (c) (d)	87	1,050
Zoetis Inc. - Class A	429	20,666
ZS Pharma Inc. (c) (d)	14	731
		3,077,891
Total Common Stocks (cost $2,518,653)		3,080,251
RIGHTS - 0.0%
BioScrip Inc. (c) (e)	50	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS - 3.9%
Investment Company - 0.9%
JNL Money Market Fund, 0.01% (a) (b)	28,120	28,120
Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	93,307	93,307
Total Short Term Investments (cost $121,427)		121,427
Total Investments - 103.8% (cost $2,640,080)		3,201,678
Other Assets and Liabilities, Net - (3.8%)		(117,453)
Total Net Assets - 100.0%		$3,084,225

Portfolio Composition:	Percentage of Total Investments
Health Care	96.1%
Consumer Staples	0.1
Short Term Investments	3.8
Total Investments	100.0%

JNL/Mellon Capital Oil & Gas Sector Fund

	Shares	Value
COMMON STOCKS - 100.0%
ENERGY - 99.4%
Abraxas Petroleum Corp. (c)	85	$250
Alon USA Energy Inc.	23	428
Anadarko Petroleum Corp.	423	33,001
Antero Resources Corp. (c) (d)	55	1,885
Apache Corp.	314	18,124
Approach Resources Inc. (c) (d)	33	228
Atwood Oceanics Inc. (d)	51	1,361
Baker Hughes Inc.	363	22,374
Basic Energy Services Inc. (c) (d)	30	223
Bill Barrett Corp. (c) (d)	42	358
Bonanza Creek Energy Inc. (c)	34	626
Bristow Group Inc.	29	1,532
C&J Energy Services Ltd. (c)	38	506
Cabot Oil & Gas Corp. - Class A	345	10,879
California Resources Corp.	255	1,539
Callon Petroleum Co. (c)	50	416
Cameron International Corp. (c)	161	8,445
CARBO Ceramics Inc. (d)	17	720
Carrizo Oil & Gas Inc. (c)	40	1,978
Cheniere Energy Inc. (c)	188	13,001
Chesapeake Energy Corp. (d)	497	5,552
Chevron Corp.	1,569	151,327
Cimarex Energy Co.	78	8,627
Clayton Williams Energy Inc. (c) (d)	5	327
Clean Energy Fuels Corp. (c) (d)	60	335
Cloud Peak Energy Inc. (c) (d)	49	228
Cobalt International Energy Inc. (c)	241	2,337
Concho Resources Inc. (c)	99	11,320
ConocoPhillips Co.	1,027	63,097
CONSOL Energy Inc.	192	4,164
Contango Oil & Gas Co. (c)	13	160
Continental Resources Inc. (c) (d)	77	3,282
Core Laboratories NV	36	4,124
CVR Energy Inc. (d)	14	532
Delek US Holdings Inc.	45	1,648
Denbury Resources Inc. (d)	301	1,913
Devon Energy Corp.	324	19,291
Diamond Offshore Drilling Inc. (d)	56	1,452
Diamondback Energy Inc. (c)	52	3,953
Dresser-Rand Group Inc. (c)	64	5,430
Dril-Quip Inc. (c)	32	2,424
Eclipse Resources Corp. (c) (d)	44	230
Enbridge Energy Management LLC (c)	44	1,459
Energen Corp.	66	4,496
Energy XXII Ltd. (d)	81	214
EnLink Midstream LLC	41	1,283
Ensco Plc - Class A	195	4,339
EOG Resources Inc.	458	40,065
EQT Corp.	127	10,314
Era Group Inc. (c)	15	315
EXCO Resources Inc. (d)	131	154
Exterran Holdings Inc.	55	1,791
Exxon Mobil Corp.	3,500	291,163
FMC Technologies Inc. (c)	193	8,018
FMSA Holdings Inc. (c) (d)	34	282
Forum Energy Technologies Inc. (c)	53	1,071
Frank’s International NV (d)	31	585
Gastar Exploration Inc. (c)	56	172
Geospace Technologies Corp. (c) (d)	11	264
Green Plains Inc.	31	852
Gulfport Energy Corp. (c)	89	3,573
Halcon Resources Corp. (c) (d)	194	225
Halliburton Co.	709	30,537
Helix Energy Solutions Group Inc. (c)	82	1,037
Helmerich & Payne Inc.	89	6,300
Hess Corp.	215	14,361
HollyFrontier Corp.	155	6,627
Hornbeck Offshore Services Inc. (c) (d)	27	550
ION Geophysical Corp. (c) (d)	110	118
Jones Energy Inc. - Class A (c) (d)	24	220
Key Energy Services Inc. (c) (d)	112	201
Kinder Morgan Inc.	1,511	57,994
Kosmos Energy Ltd. (c)	114	961
Laredo Petroleum Holdings Inc. (c) (d)	128	1,615
LinnCo LLC (d)	106	1,000
Magnum Hunter Resources Corp. (c) (d)	146	274
Marathon Oil Corp.	563	14,951
Marathon Petroleum Corp.	456	23,840
Matador Resources Co. (c)	64	1,605
Matrix Service Co. (c)	23	414
McDermott International Inc. (c) (d)	193	1,033
Memorial Resource Development Corp. (c)	73	1,386
Murphy Oil Corp.	140	5,827
Nabors Industries Ltd.	241	3,480
National Oilwell Varco Inc.	342	16,518
Natural Gas Services Group Inc. (c)	11	245
Newfield Exploration Co. (c)	133	4,788
Newpark Resources Inc. (c)	69	560
Noble Corp. Plc (d)	205	3,162
Noble Energy Inc.	323	13,778
Northern Oil and Gas Inc. (c) (d)	46	310
Oasis Petroleum Inc. (c) (d)	99	1,575
Occidental Petroleum Corp.	643	50,001
Oceaneering International Inc.	84	3,899
Oil States International Inc. (c)	41	1,540
Parker Drilling Co. (c)	104	347
Parsley Energy Inc. - Class A (c)	63	1,106
Patterson-UTI Energy Inc.	123	2,317
PBF Energy Inc. - Class A	72	2,041
PDC Energy Inc. (c)	33	1,769
Peabody Energy Corp. (d)	223	488
Penn Virginia Corp. (c) (d)	59	257
PHI Inc. (c)	10	308
Phillips 66	454	36,535
Pioneer Energy Services Corp. (c)	51	321
Pioneer Natural Resources Co.	124	17,243
QEP Resources Inc.	147	2,727
Range Resources Corp.	141	6,965
Renewable Energy Group Inc. (c)	28	329
Rex Energy Corp. (c) (d)	43	242
Rex Stores Corp. (c)	6	397
Rice Energy Inc. (c) (d)	56	1,161
RigNet Inc. (c)	10	320
Rosetta Resources Inc. (c)	62	1,433
Rowan Cos. Plc - Class A	99	2,091
RPC Inc. (d)	54	742
RSP Permian Inc. (c) (d)	38	1,069
Sanchez Energy Corp. (c) (d)	47	457
SandRidge Energy Inc. (c) (d)	304	267
Schlumberger Ltd.	1,066	91,895
SEACOR Holdings Inc. (c)	14	1,019
SemGroup Corp. - Class A	37	2,909
Seventy Seven Energy Inc. (c) (d)	40	171

	Shares	Value
SM Energy Co.	56	2,595
Solazyme Inc. (c) (d)	48	152
Southwestern Energy Co. (c)	321	7,298
Spectra Energy Corp.	560	18,259
Stone Energy Corp. (c)	46	578
Superior Energy Services Inc.	124	2,611
Synergy Resources Corp. (c)	74	850
Targa Resources Corp.	44	3,917
Tesco Corp.	28	309
Tesoro Corp.	105	8,858
Tetra Technologies Inc. (c)	63	404
Tidewater Inc. (d)	40	912
Transocean Partners LLC	18	244
Triangle Petroleum Corp. (c) (d)	54	272
Ultra Petroleum Corp. (c) (d)	128	1,604
Unit Corp. (c)	39	1,050
Valero Energy Corp.	430	26,897
W&T Offshore Inc. (d)	33	180
Weatherford International Plc (c)	646	7,932
Western Refining Inc.	64	2,804
Westmoreland Coal Co. (c)	13	261
Whiting Petroleum Corp. (c)	170	5,712
Williams Cos. Inc.	593	34,025
World Fuel Services Corp.	60	2,880
WPX Energy Inc. (c)	171	2,096
		1,360,595
MATERIALS - 0.1%
US Silica Holdings Inc. (d)	44	1,293
UTILITIES - 0.5%
Oneok Inc.	174	6,871
Total Common Stocks (cost $1,386,725)		1,368,759
SHORT TERM INVESTMENTS - 3.3%
Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (b)	8,433	8,433
Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	36,111	36,111
Total Short Term Investments (cost $44,544)		44,544
Total Investments - 103.3% (cost $1,431,269)		1,413,303
Other Assets and Liabilities, Net - (3.3%)		(44,938)
Total Net Assets - 100.0%		$1,368,365

Portfolio Composition:	Percentage of Total Investments
Energy	96.3%
Utilities	0.5
Materials	0.1
Short Term Investments	3.1
Total Investments	100.0%

JNL/Mellon Capital Technology Sector Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 0.3%
Cimpress NV (c) (d)	8	$639
Coupons.com Inc. (c) (d)	13	135
HomeAway Inc. (c)	24	756
Pandora Media Inc. (c)	52	807
RetailMeNot Inc. (c)	7	122
Sabre Corp.	30	721
Shutterstock Inc. (c) (d)	5	284
		3,464
FINANCIALS - 0.0%
Actua Corp. (c)	10	140
INDUSTRIALS - 0.1%
Barracuda Networks Inc. (c) (d)	4	177
Belden Inc.	11	865
Paylocity Holding Corp. (c)	4	154
		1,196
INFORMATION TECHNOLOGY - 99.2%
3D Systems Corp. (c) (d)	27	530
Accenture Plc - Class A	161	15,560
ACI Worldwide Inc. (c)	29	723
Activision Blizzard Inc.	130	3,150
Acxiom Corp. (c)	20	348
Adobe Systems Inc. (c)	128	10,393
ADTRAN Inc.	13	208
Advanced Energy Industries Inc. (c)	9	249
Advanced Micro Devices Inc. (c) (d)	176	423
Advent Software Inc.	12	540
Akamai Technologies Inc. (c)	46	3,196
Alliance Data Systems Corp. (c)	16	4,681
Altera Corp.	77	3,936
Ambarella Inc. (c) (d)	7	769
Amkor Technology Inc. (c)	27	160
Amphenol Corp. - Class A	79	4,591
Analog Devices Inc.	80	5,132
Angie’s List Inc. (c)	9	52
Anixter International Inc. (c)	8	500
Ansys Inc. (c)	23	2,097
Apple Inc.	1,489	186,787
Applied Materials Inc.	315	6,055
Applied Micro Circuits Corp. (c) (d)	21	139
Arista Networks Inc. (c) (d)	9	770
Arris Group Inc. (c)	33	1,019
Arrow Electronics Inc. (c)	25	1,382
Aspen Technology Inc. (c)	23	1,025
Atmel Corp.	108	1,061
Autodesk Inc. (c)	58	2,920
Automatic Data Processing Inc.	122	9,764
Avago Technologies Ltd.	66	8,730
Avnet Inc.	35	1,444
AVX Corp.	12	162
Badger Meter Inc.	4	252
Bankrate Inc. (c)	14	147
Bazaarvoice Inc. (c) (d)	12	71
Benchmark Electronics Inc. (c)	13	286
Benefitfocus Inc. (c) (d)	3	145
Black Box Corp.	3	60
Blackbaud Inc.	12	685
Blackhawk Network Holdings Inc. - Class A (c)	13	535
Blucora Inc. (c)	10	162
Booz Allen Hamilton Holding Corp. - Class A	26	668
Bottomline Technologies Inc. (c)	10	276
Box Inc. - Class A (c) (d)	3	59
Broadcom Corp. - Class A	141	7,258
Broadridge Financial Solutions Inc.	31	1,555
BroadSoft Inc. (c)	7	231
Brocade Communications Systems Inc.	107	1,267
Brooks Automation Inc.	16	178
CA Inc.	86	2,505
Cabot Microelectronics Corp. (c)	6	284
CACI International Inc. - Class A (c)	6	484
Cadence Design Systems Inc. (c) (d)	75	1,472
CalAmp Corp. (c) (d)	8	153
Calix Inc. (c)	7	55

	Shares	Value
Callidus Software Inc. (c)	15	229
Carbonite Inc. (c)	2	29
Cardtronics Inc. (c)	12	437
Cass Information Systems Inc.	3	141
Cavium Inc. (c)	14	966
CDK Global Inc.	35	1,886
CDW Corp.	34	1,181
Ceva Inc. (c)	4	79
ChannelAdvisor Corp. (c) (d)	4	45
Checkpoint Systems Inc.	11	108
Ciber Inc. (c)	14	50
Ciena Corp. (c)	27	649
Cirrus Logic Inc. (c)	16	553
Cisco Systems Inc.	1,306	35,854
Citrix Systems Inc. (c)	41	2,843
Cognex Corp.	21	1,008
Cognizant Technology Solutions Corp. - Class A (c)	156	9,539
Coherent Inc. (c)	6	406
Cohu Inc.	5	62
CommScope Holding Co. Inc. (c)	33	1,019
CommVault Systems Inc. (c)	10	438
Computer Sciences Corp.	36	2,349
comScore Inc. (c)	9	467
Comtech Telecommunications Corp.	4	114
Comverse Inc. (c)	6	124
Constant Contact Inc. (c)	8	223
Control4 Corp. (c) (d)	2	21
Convergys Corp.	26	664
CoreLogic Inc. (c)	22	884
Cornerstone OnDemand Inc. (c)	12	429
Corning Inc.	326	6,431
CoStar Group Inc. (c)	8	1,672
Cray Inc. (c)	11	319
Cree Inc. (c) (d)	28	723
CSG Systems International Inc.	9	286
CTS Corp.	8	152
Cvent Inc. (c)	6	163
Cypress Semiconductor Corp.	83	976
Daktronics Inc.	10	117
Dealertrack Technologies Inc. (c)	14	848
Demandware Inc. (c) (d)	8	603
DHI Group Inc. (c)	13	113
Diebold Inc.	16	558
Diodes Inc. (c)	10	235
Dolby Laboratories Inc.	13	524
DST Systems Inc.	9	1,092
DTS Inc. (c)	4	134
EarthLink Holdings Corp.	28	210
Eastman Kodak Co. (c) (d)	5	77
eBay Inc. (c)	279	16,790
Ebix Inc. (d)	8	257
EchoStar Corp. - Class A (c)	11	535
Electro Rent Corp.	4	38
Electronic Arts Inc. (c)	79	5,262
Electronics for Imaging Inc. (c)	12	527
Ellie Mae Inc. (c)	7	510
EMC Corp.	509	13,431
Endurance International Group Holdings Inc. (c) (d)	15	318
EnerNOC Inc. (c)	7	69
Entegris Inc. (c)	35	506
Envestnet Inc. (c)	9	347
EPAM Systems Inc. (c)	11	759
EPIQ Systems Inc.	8	135
ePlus Inc. (c)	2	136
Equinix Inc.	14	3,666
Euronet Worldwide Inc. (c)	13	773
EVERTEC Inc.	17	370
Exar Corp. (c)	12	117
ExlService Holdings Inc. (c)	8	286
Extreme Networks (c)	19	50
F5 Networks Inc. (c)	18	2,210
Fabrinet (c)	8	147
Facebook Inc. - Class A (c)	515	44,148
FactSet Research Systems Inc.	10	1,647
Fair Isaac Corp.	8	744
Fairchild Semiconductor International Inc. (c)	29	498
FARO Technologies Inc. (c)	5	212
FEI Co.	11	890
Fidelity National Information Services Inc.	73	4,498
Finisar Corp. (c)	27	479
FireEye Inc. (c) (d)	28	1,365
First Solar Inc. (c)	19	910
Fiserv Inc. (c)	61	5,046
FleetCor Technologies Inc. (c)	20	3,095
FleetMatics Group Plc (c) (d)	10	454
Flextronics International Ltd. (c)	145	1,640
FLIR Systems Inc.	35	1,080
FormFactor Inc. (c)	15	139
Forrester Research Inc.	2	72
Fortinet Inc. (c)	36	1,506
Freescale Semiconductor Ltd. (c)	28	1,105
Gartner Inc. - Class A (c)	23	1,938
Gigamon Inc. (c)	5	152
Global Cash Access Holdings Inc. (c)	18	140
Global Payments Inc.	17	1,792
Glu Mobile Inc. (c) (d)	25	157
Gogo Inc. (c) (d)	14	291
Google Inc. - Class A (c)	73	39,633
Google Inc. - Class C (c)	79	40,929
GrubHub Inc. (c)	15	515
GSI Group Inc. (c)	9	135
Guidewire Software Inc. (c)	17	914
Harmonic Inc. (c)	23	159
Harris Corp.	31	2,412
Heartland Payment Systems Inc.	10	519
Hewlett-Packard Co.	468	14,039
Hortonworks Inc. (c) (d)	2	53
HubSpot Inc. (c) (d)	4	175
IAC/InterActiveCorp.	20	1,590
iGate Corp. (c)	9	439
II-VI Inc. (c)	13	241
Immersion Corp. (c)	6	70
Imperva Inc. (c)	7	476
Infinera Corp. (c)	32	675
Infoblox Inc. (c)	14	363
Informatica Corp. (c)	28	1,353
Ingram Micro Inc. - Class A (c)	41	1,017
Inphi Corp. (c) (d)	7	157
Insight Enterprises Inc. (c)	11	319
Integrated Device Technology Inc. (c)	38	823
Integrated Silicon Solutions Inc.	8	175
Intel Corp.	1,211	36,843
Interactive Intelligence Group (c) (d)	4	173
InterDigital Inc.	9	523
Internap Corp. (c)	13	122
International Business Machines Corp.	240	39,066
Intersil Corp. - Class A	31	392
IntraLinks Holdings Inc. (c)	12	140
Intuit Inc.	67	6,791
InvenSense Inc. (c) (d)	22	326
IPG Photonics Corp. (c)	9	800
Itron Inc. (c)	10	347
Ixia (c)	13	167
IXYS Corp.	5	75

	Shares	Value
j2 Global Inc. (d)	12	786
Jabil Circuit Inc.	45	967
Jack Henry & Associates Inc.	21	1,330
JDS Uniphase Corp. (c)	59	686
Jive Software Inc. (c)	8	40
Juniper Networks Inc.	93	2,413
Keysight Technologies Inc. (c)	42	1,317
Kimball Electronics Inc. (c)	6	91
KLA-Tencor Corp.	41	2,321
Knowles Corp. (c) (d)	23	409
Kulicke & Soffa Industries Inc. (c)	19	222
Lam Research Corp.	41	3,332
Lattice Semiconductor Corp. (c)	27	162
Leidos Holdings Inc.	16	629
Lexmark International Inc. - Class A	16	696
Linear Technology Corp.	61	2,695
LinkedIn Corp. - Class A (c)	28	5,797
Lionbridge Technologies Inc. (c)	12	74
Liquidity Services Inc. (c)	5	51
Littelfuse Inc.	6	550
LivePerson Inc. (c)	12	122
LogMeIn Inc. (c)	7	421
M/A-COM Technology Solutions Holdings Inc. (c)	5	206
Manhattan Associates Inc. (c)	19	1,108
Mantech International Corp. - Class A	6	169
Marketo Inc. (c)	8	214
Marvell Technology Group Ltd.	105	1,388
MasterCard Inc. - Class A	256	23,920
Maxim Integrated Products Inc.	72	2,505
MAXIMUS Inc.	17	1,113
MaxLinear Inc. - Class A (c)	15	182
Mellanox Technologies Ltd. (c)	11	518
Mentor Graphics Corp.	25	656
MercadoLibre Inc.	8	1,176
Mercury Systems Inc. (c)	9	133
Methode Electronics Inc.	9	238
Micrel Inc.	12	163
Microchip Technology Inc. (d)	52	2,461
Micron Technology Inc. (c)	276	5,204
Microsemi Corp. (c)	24	845
Microsoft Corp.	1,993	87,984
MicroStrategy Inc. - Class A (c)	2	390
MKS Instruments Inc.	14	525
MobileIron Inc. (c) (d)	7	42
MoneyGram International Inc. (c)	6	53
Monolithic Power Systems Inc.	10	490
Monotype Imaging Holdings Inc.	10	234
Monster Worldwide Inc. (c) (d)	20	131
Motorola Solutions Inc.	52	2,991
MTS Systems Corp.	4	273
Multi-Fineline Electronix Inc. (c)	2	52
Nanometrics Inc. (c)	7	110
National Instruments Corp.	26	766
NCR Corp. (c)	43	1,295
Net 1 UEPS Technologies Inc. (c)	11	206
NetApp Inc.	79	2,495
NetGear Inc. (c)	9	283
NetScout Systems Inc. (c) (d)	10	365
NetSuite Inc. (c) (d)	10	873
NeuStar Inc. - Class A (c) (d)	14	397
Newport Corp. (c)	10	183
NIC Inc.	16	291
Nimble Storage Inc. (c) (d)	8	221
Nuance Communications Inc. (c)	66	1,161
NVE Corp.	1	67
Nvidia Corp. (d)	138	2,783
Omnivision Technologies Inc. (c)	14	363
ON Semiconductor Corp. (c)	112	1,307
OPOWER Inc. (c) (d)	3	39
Oracle Corp.	899	36,213
OSI Systems Inc. (c)	5	325
Palo Alto Networks Inc. (c)	18	3,076
Park Electrochemical Corp.	5	101
Paychex Inc.	83	3,914
Paycom Software Inc. (c)	7	243
PC Connection Inc.	2	51
PDF Solutions Inc. (c)	7	115
Pegasystems Inc.	10	238
Perficient Inc. (c)	9	164
Photronics Inc. (c)	16	155
Plantronics Inc.	11	638
Plexus Corp. (c)	9	385
PMC - Sierra Inc. (c)	51	433
Polycom Inc. (c)	35	406
Power Integrations Inc.	8	357
Progress Software Corp. (c)	12	323
Proofpoint Inc. (c)	9	584
PROS Holdings Inc. (c) (d)	6	128
PTC Inc. (c)	29	1,183
Q2 Holdings Inc. (c)	4	122
QAD Inc. - Class A	2	57
QLIK Technologies Inc. (c)	23	803
QLogic Corp. (c)	22	315
Qorvo Inc. (c)	38	3,065
QUALCOMM Inc.	422	26,430
Qualys Inc. (c) (d)	6	253
Quantum Corp. (c)	69	116
Rackspace Hosting Inc. (c)	29	1,095
Rally Software Development Corp. (c)	3	58
Rambus Inc. (c)	30	435
RealD Inc. (c)	12	143
RealNetworks Inc. (c)	5	25
RealPage Inc. (c)	11	207
Red Hat Inc. (c)	47	3,559
Rocket Fuel Inc. (c) (d)	5	40
Rofin-Sinar Technologies Inc. (c)	7	181
Rogers Corp. (c)	4	293
Rovi Corp. (c) (d)	23	360
Rubicon Project Inc. (c)	5	69
Ruckus Wireless Inc. (c)	20	207
Rudolph Technologies Inc. (c)	10	119
Salesforce.com Inc.	154	10,689
SanDisk Corp.	55	3,188
Sanmina Corp. (c)	20	404
ScanSource Inc. (c)	7	279
Science Applications International Corp.	11	561
SciQuest Inc. (c)	8	116
Seagate Technology (d)	84	3,982
Semtech Corp. (c)	17	338
ServiceNow Inc. (c) (d)	36	2,694
ServiceSource International Inc. (c)	14	75
ShoreTel Inc. (c)	17	116
Silicon Graphics International Corp. (c) (d)	6	41
Silicon Laboratories Inc. (c)	10	565
Silver Spring Networks Inc. (c) (d)	9	114
Skyworks Solutions Inc.	49	5,097
SolarWinds Inc. (c)	18	814
Solera Holdings Inc.	17	741
Sonus Networks Inc. (c)	10	72
Splunk Inc. (c)	32	2,210
SPS Commerce Inc. (c)	4	280
SS&C Technologies Holdings Inc.	21	1,315
Stamps.com Inc. (c)	4	257
SunEdison Inc. (c) (d)	70	2,081
SunEdison Semiconductor Ltd. (c) (d)	7	120

	Shares	Value
SunPower Corp. (c) (d)	14	391
Super Micro Computer Inc. (c)	9	259
Sykes Enterprises Inc. (c)	11	259
Symantec Corp.	174	4,053
Synaptics Inc. (c)	9	801
Synchronoss Technologies Inc. (c)	10	443
SYNNEX Corp.	8	555
Synopsys Inc. (c)	39	1,976
Syntel Inc. (c)	9	406
Tableau Software Inc. - Class A (c)	13	1,472
Take-Two Interactive Software Inc. (c)	21	587
Tangoe Inc. (c)	11	136
TE Connectivity Ltd.	104	6,694
Tech Data Corp. (c)	10	563
TeleNav Inc. (c)	5	41
TeleTech Holdings Inc.	5	147
Teradata Corp. (c)	38	1,392
Teradyne Inc.	56	1,079
Tessera Technologies Inc.	12	456
Texas Instruments Inc.	268	13,807
Textura Corp. (c) (d)	5	134
TiVo Inc. (c)	26	268
Total System Services Inc.	42	1,757
Trimble Navigation Ltd. (c)	67	1,565
TrueCar Inc. (c) (d)	11	129
TTM Technologies Inc. (c) (d)	15	154
TubeMogul Inc. (c) (d)	5	78
Twitter Inc. (c)	124	4,494
Tyler Technologies Inc. (c)	8	1,058
Ubiquiti Networks Inc. (d)	8	242
Ultimate Software Group Inc. (c)	7	1,138
Ultratech Inc. (c)	7	137
Unisys Corp. (c) (d)	13	257
Universal Display Corp. (c) (d)	11	556
Vantiv Inc. - Class A (c)	37	1,405
Varonis Systems Inc. (c) (d)	2	42
VASCO Data Security International Inc. (c) (d)	7	209
Veeco Instruments Inc. (c) (d)	10	300
VeriFone Systems Inc. (c)	29	987
Verint Systems Inc. (c)	16	945
VeriSign Inc. (c) (d)	27	1,669
ViaSat Inc. (c) (d)	11	675
Violin Memory Inc. (c) (d)	15	36
VirnetX Holding Corp. (c) (d)	8	35
Virtusa Corp. (c)	7	342
Visa Inc. - Class A	502	33,731
Vishay Intertechnology Inc.	33	384
VMware Inc. - Class A (c)	21	1,821
Web.com Group Inc. (c)	13	320
WebMD Health Corp. (c)	8	344
Western Digital Corp.	59	4,649
Western Union Co.	132	2,687
WEX Inc. (c)	10	1,117
Workday Inc. - Class A (c) (d)	26	1,997
Xcerra Corp. (c)	12	88
Xerox Corp.	268	2,849
Xilinx Inc.	66	2,925
XO Group Inc. (c)	7	120
Xoom Corp. (c) (d)	7	146
Yahoo! Inc. (c)	228	8,951
Yelp Inc. - Class A (c) (d)	17	719
Zebra Technologies Corp. - Class A (c)	13	1,421
Zendesk Inc. (c)	12	268
Zillow Group Inc. - Class A (c) (d)	12	1,070
Zynga Inc. - Class A (c)	201	573
		1,106,619
Total Common Stocks (cost $925,830)		1,111,419

SHORT TERM INVESTMENTS - 2.3%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	4,615	4,615
Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.26% (a) (b)	20,981	20,981
Total Short Term Investments (cost $25,596)		25,596
Total Investments - 101.9% (cost $951,426)		1,137,015
Other Assets and Liabilities, Net - (1.9%)		(21,126)
Total Net Assets - 100.0%		$1,115,889

Portfolio Composition:	Percentage of Total Investments
Information Technology	97.3%
Consumer Discretionary	0.3
Industrials	0.1
Short Term Investments	2.3
Total Investments	100.0%

(a)         Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of June 30, 2015.

(c)          Non-income producing security.

(d)         All or portion of the security was on loan.

(e)          Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund LLC’s Board of Managers (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs.  See FASB ASC Topic 820 in the Notes to Financial Statements.

Abbreviations:

“-” Amount rounds to less than one thousand

MSCI – Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 4, 2015

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.